                              SPDR(R) SERIES TRUST

                                   PROSPECTUS

                  SPDR(R) BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF
                        SPDR(R) BARCLAYS CAPITAL TIPS ETF
             SPDR(R) BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF
                 SPDR(R) BARCLAYS CAPITAL LONG TERM TREASURY ETF
                   SPDR(R) BARCLAYS CAPITAL AGGREGATE BOND ETF
                   SPDR(R) BARCLAYS CAPITAL MUNICIPAL BOND ETF
             SPDR(R) BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF
              SPDR(R) BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF
             SPDR(R) BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
                       SPDR(R) DB INTERNATIONAL GOVERNMENT
                          INFLATION-PROTECTED BOND ETF
            SPDR(R) BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF
                  SPDR(R) BARCLAYS CAPITAL HIGH YIELD BOND ETF

             OCTOBER 31, 2008 (AS SUPPLEMENTED ON DECEMBER 19, 2008)

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES IN THE FUNDS ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT, NOR ARE SHARES DEPOSITS OR OBLIGATIONS OF ANY BANK. SUCH SHARES IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE LOSS OF PRINCIPAL.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                TABLE OF CONTENTS


OVERVIEW OF THE FUNDS..............................            1
  Who Should Invest?...............................            1
  Principal Strategies of the Funds................            2
  Principal Risks of the Funds.....................            4
DESCRIPTION OF THE FUNDS...........................            8
  SPDR Barclays Capital 1-3 Month T-Bill ETF.......            8
  SPDR Barclays Capital TIPS ETF...................            9
  SPDR Barclays Capital Intermediate Term Treasury
     ETF...........................................           10
  SPDR Barclays Capital Long Term Treasury ETF.....           11
  SPDR Barclays Capital Aggregate Bond ETF.........           12
  SPDR Barclays Capital Municipal Bond ETF.........           14
  SPDR Barclays Capital California Municipal Bond
     ETF...........................................           16
  SPDR Barclays Capital New York Municipal Bond
     ETF...........................................           18
  SPDR Barclays Capital Short Term Municipal Bond
     ETF...........................................           20
  SPDR DB International Government Inflation-
     Protected Bond ETF............................           22
  SPDR Barclays Capital International Treasury Bond
     ETF...........................................           25
  SPDR Barclays Capital High Yield Bond ETF........           27
PERFORMANCE BAR CHARTS AND TABLES..................           29
FEES AND EXPENSES..................................           30
  Examples.........................................           33
ADDITIONAL INDEX INFORMATION.......................           35
ADDITIONAL INVESTMENT STRATEGIES, RISKS AND OTHER
  CONSIDERATIONS...................................           42
  Additional Investment Strategies.................           42
  Additional Risks.................................           43
  Other Considerations.............................           45
MANAGEMENT.........................................           46
INDEX/TRADEMARK LICENSES/DISCLAIMERS...............           51
DETERMINATION OF NET ASSET VALUE...................           55
BUYING AND SELLING THE FUNDS.......................           56
PURCHASE AND REDEMPTION OF CREATION UNITS..........           57
DISTRIBUTIONS......................................           62
PORTFOLIO HOLDINGS.................................           62
TAX MATTERS........................................           62
GENERAL INFORMATION................................           67
FINANCIAL HIGHLIGHTS...............................           68
ADDITIONAL INFORMATION CONCERNING THE FUNDS........           72
WHERE TO LEARN MORE ABOUT THE FUNDS................   Back Cover

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                              OVERVIEW OF THE FUNDS

     The investment portfolios offered by this Prospectus as described herein (each is referred to as a "Fund" and collectively, the "Funds") are series of SPDR Series Trust (the "Trust").

     Each Fund, using an "indexing" investment approach, seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of a market index (each, an "Index"). For more information regarding each Index, please refer to the "Additional Index Information" section of this Prospectus. SSgA Funds Management, Inc. (the "Adviser") serves as investment adviser to the Funds.

     The shares of the Funds (the "Shares") are listed on a national securities exchange (the "Exchange"). The Shares trade on the Exchange at market prices that may differ to some degree from the Shares' net asset values. Each Fund issues and redeems its Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a "Creation Unit," either principally in-kind for securities included in the relevant Index or in cash for the value of such securities, as described later in this Prospectus. EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

                               WHO SHOULD INVEST?

     Each Fund is designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of securities as represented in each Fund's Index. The SPDR Barclays Capital Municipal Bond ETF, SPDR Barclays Capital California Municipal Bond ETF, SPDR Barclays Capital New York Municipal Bond ETF and SPDR Barclays Capital Short Term Municipal Bond ETF (collectively, the "Municipal Bond ETFs") intend to pay income that is exempt from federal income taxes and the federal alternative minimum tax ("AMT").

     Each Fund may be suitable for long-term investment in the market or sector represented in its Index. Shares of the Funds may also be used as an asset allocation tool or as a speculative trading instrument. Unlike many conventional mutual funds, which are only bought and sold at closing net asset values, each Fund's Shares are listed on the Exchange and trade in a secondary market on an intraday basis and can be created and redeemed in Creation Units at each Fund's next calculated daily net asset value.

                        PRINCIPAL STRATEGIES OF THE FUNDS

     The Adviser seeks a correlation of 0.95 or better between each Fund's performance and the performance of its Index. A correlation of 1.00 would represent perfect correlation. A number of factors may affect a Fund's ability to achieve a high correlation with its Index, including the degree to which a Fund utilizes a sampling methodology (as described below). There can be no guarantee that a Fund will achieve a high degree of correlation.

     The Adviser, in seeking to achieve each Fund's investment objective, may utilize a sampling methodology. Sampling means that the Adviser uses quantitative analysis to select securities that represent a sample of securities in the relevant Index that have a similar investment profile as the relevant Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization, and other financial characteristics of securities. The quantity of holdings in each Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects each Fund that utilizes a sampling methodology to hold less than the total number of securities in its Index, but reserves the right to hold as many securities as it believes necessary to achieve each Fund's investment objective.

     In addition, from time to time, securities are added to or removed from each Index. The Adviser may sell securities that are represented in an Index, or purchase securities that are not yet represented in an Index, in anticipation of their removal from or addition to an Index. Further, the Adviser may choose to overweight securities in an Index, purchase or sell securities not in an Index, or utilize various combinations of other available investment techniques, in seeking to track an Index.

     The Adviser will normally invest at least 80% of each Fund's total assets in fixed income securities that comprise its benchmark Index or in fixed income securities that the Adviser has determined have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise its benchmark Index. This percentage limitation applies at the time of investment. With respect to the SPDR Barclays Capital Aggregate Bond ETF, TBA Transactions (as defined below) are included within this investment policy. Each Fund will provide shareholders with at least 60 days notice prior to any material change in the above-noted investment policy or changing its Index. Each Fund may also invest its other assets in securities not included in its Index, but which the Adviser believes will help a Fund track its Index, as well as in certain futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including affiliated money market funds). Each Fund will generally concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry, sector or state, as applicable, to approximately the same extent that its benchmark Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, TIPS (as defined below) and securities of U.S. states or U.S. municipal governments and their political subdivisions are not considered to be issued by members of any industry. Each Fund is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund.

     Each Municipal Bond ETF has adopted a fundamental investment policy and certain of the other Funds, as described in the Statement of Additional Information ("SAI"), have adopted a non-fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term "assets" means net assets plus the amount of borrowings for investment purposes. This percentage limitation applies at the time of investment. The Board of Trustees of the Trust (the "Board") may change a Fund's investment strategy, Index and other policies without shareholder approval, except as otherwise indicated. Except for the Municipal Bond ETFs, the Board may also change a Fund's investment objective without shareholder approval.

                          PRINCIPAL RISKS OF THE FUNDS

     A FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN A FUND. A FUND MAY NOT ACHIEVE ITS OBJECTIVES. AN INVESTMENT IN A FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-----------------------------------------------------------------------------------------------------------------------------

TICKER          NAME





                             INDEX RISK  MARKET RISK  INDEX TRACKING RISK  MANAGEMENT RISK  NON-DIVERSIFIED RISK  INCOME RISK
-----------------------------------------------------------------------------------------------------------------------------
        SPDR Barclays
  BIL   Capital 1-3 Month         X           X                X                  X                   X                X
        T-Bill ETF
-----------------------------------------------------------------------------------------------------------------------------

        SPDR Barclays
  IPE   Capital TIPS ETF          X           X                X                  X                   X                X
-----------------------------------------------------------------------------------------------------------------------------

        SPDR Barclays
        Capital
  ITE   Intermediate Term         X           X                X                  X                   X                X
        Treasury ETF
-----------------------------------------------------------------------------------------------------------------------------

        SPDR Barclays
  TLO   Capital Long Term         X           X                X                  X                   X                X
        Treasury ETF
-----------------------------------------------------------------------------------------------------------------------------

        SPDR Barclays
  LAG   Capital Aggregate         X           X                X                  X                   X                X
        Bond ETF
-----------------------------------------------------------------------------------------------------------------------------

        SPDR Barclays
  TFI   Capital Municipal         X           X                X                  X                   X                X
        Bond ETF
-----------------------------------------------------------------------------------------------------------------------------

        SPDR Barclays
  CXA   Capital California        X           X                X                  X                   X                X
        Municipal Bond ETF
-----------------------------------------------------------------------------------------------------------------------------

        SPDR Barclays
  INY   Capital New York          X           X                X                  X                   X                X
        Municipal Bond ETF
-----------------------------------------------------------------------------------------------------------------------------

        SPDR Barclays
  SHM   Capital Short Term        X           X                X                  X                   X                X
        Municipal Bond ETF
-----------------------------------------------------------------------------------------------------------------------------

        SPDR DB
        International
  WIP   Government                X           X                X                  X                   X                X
        Inflation-Protected
        Bond ETF
-----------------------------------------------------------------------------------------------------------------------------

        SPDR Barclays
        Capital
  BWX   International             X           X                X                  X                   X                X
        Treasury Bond ETF
-----------------------------------------------------------------------------------------------------------------------------

        SPDR Barclays
  JNK   Capital High Yield        X           X                X                  X                   X                X
        Bond ETF
-----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

TICKER





        INTEREST RATE RISK  CREDIT RISK  CALL RISK  DERIVATIVES RISK  LIQUIDITY RISK  U.S. GOVERNMENT AGENCY SECURITIES RISK
----------------------------------------------------------------------------------------------------------------------------
  BIL            X               X           X              X                X                           X
----------------------------------------------------------------------------------------------------------------------------

  IPE            X               X           X              X                X                           X
----------------------------------------------------------------------------------------------------------------------------

  ITE            X               X           X              X                X                           X
----------------------------------------------------------------------------------------------------------------------------

  TLO            X               X           X              X                X                           X
----------------------------------------------------------------------------------------------------------------------------

  LAG            X               X           X              X                X                           X
----------------------------------------------------------------------------------------------------------------------------

  TFI            X               X           X              X                X
----------------------------------------------------------------------------------------------------------------------------

  CXA            X               X           X              X                X
----------------------------------------------------------------------------------------------------------------------------

  INY            X               X           X              X                X
----------------------------------------------------------------------------------------------------------------------------

  SHM            X               X           X              X                X
----------------------------------------------------------------------------------------------------------------------------

  WIP            X               X           X              X                X
----------------------------------------------------------------------------------------------------------------------------

  BWX            X               X           X              X                X
----------------------------------------------------------------------------------------------------------------------------

  JNK            X               X           X              X                X
----------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

TICKER





        ISSUER RISK  CONCENTRATION RISK  TAX RISK  POLITICAL RISK  CALIFORNIA STATE-SPECIFIC RISK  NEW YORK STATE-SPECIFIC RISK
-------------------------------------------------------------------------------------------------------------------------------
  BIL
-------------------------------------------------------------------------------------------------------------------------------

  IPE
-------------------------------------------------------------------------------------------------------------------------------

  ITE
-------------------------------------------------------------------------------------------------------------------------------

  TLO
-------------------------------------------------------------------------------------------------------------------------------

  LAG        X
-------------------------------------------------------------------------------------------------------------------------------

  TFI        X                X              X            X
-------------------------------------------------------------------------------------------------------------------------------

  CXA        X                X              X            X                       X
-------------------------------------------------------------------------------------------------------------------------------

  INY        X                X              X            X                                                      X
-------------------------------------------------------------------------------------------------------------------------------

  SHM        X                X              X            X
-------------------------------------------------------------------------------------------------------------------------------

  WIP
-------------------------------------------------------------------------------------------------------------------------------

  BWX
-------------------------------------------------------------------------------------------------------------------------------

  JNK        X
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

TICKER





        PREPAYMENT RISK  EXTENSION RISK  MORTGAGE-BACKED SECURITIES RISK  MORTGAGE PASS-THROUGH SECURITIES RISK
---------------------------------------------------------------------------------------------------------------
  BIL
---------------------------------------------------------------------------------------------------------------

  IPE
---------------------------------------------------------------------------------------------------------------

  ITE
---------------------------------------------------------------------------------------------------------------

  TLO
---------------------------------------------------------------------------------------------------------------

  LAG          X                X                       X                                   X
---------------------------------------------------------------------------------------------------------------

  TFI
---------------------------------------------------------------------------------------------------------------

  CXA
---------------------------------------------------------------------------------------------------------------

  INY
---------------------------------------------------------------------------------------------------------------

  SHM
---------------------------------------------------------------------------------------------------------------

  WIP
---------------------------------------------------------------------------------------------------------------

  BWX
---------------------------------------------------------------------------------------------------------------

  JNK
---------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

TICKER





        FOREIGN SECURITIES RISKS  EMERGING MARKETS RISK  HIGH YIELD SECURITIES RISK
-----------------------------------------------------------------------------------
  BIL
-----------------------------------------------------------------------------------

  IPE
-----------------------------------------------------------------------------------

  ITE
-----------------------------------------------------------------------------------

  TLO
-----------------------------------------------------------------------------------

  LAG
-----------------------------------------------------------------------------------

  TFI
-----------------------------------------------------------------------------------

  CXA
-----------------------------------------------------------------------------------

  INY
-----------------------------------------------------------------------------------

  SHM
-----------------------------------------------------------------------------------

  WIP               X                       X
-----------------------------------------------------------------------------------

  BWX               X                       X
-----------------------------------------------------------------------------------

  JNK                                                                 X
-----------------------------------------------------------------------------------

     All of the Funds are subject to the following risks:

     INDEX RISK: Unlike many investment companies, each Fund is not actively "managed." Therefore, a Fund would not sell a fixed income security because the security's issuer was in financial trouble unless that security is removed from the relevant Index. A Fund may not perform the same as its benchmark Index due to tracking error.

     MARKET RISK: An investment in a Fund involves risks similar to those of investing in any fund of fixed income securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in bond prices. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the relevant Index. The values of fixed income securities could decline generally or could underperform other investments. Different types of fixed income securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets.

     INDEX TRACKING RISK: Each Fund's return may not match or achieve a high degree of correlation with the return of its Index for a number of reasons. For example, a Fund incurs a number of operating expenses not applicable to its Index, and also incurs costs in buying and selling securities, especially when rebalancing a Fund's securities holdings to reflect changes in the composition of its Index, or representative sample of its Index. Each Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Because each Fund either utilizes a sampling approach or may utilize a sampling approach and each Fund may hold futures or other derivative positions, its return may not correlate as well with the return on its Index, as would be the case if the Fund purchased all of the fixed income securities in the Index.

     MANAGEMENT RISK: Because each Fund may not fully replicate its Index and may hold less than the total number of fixed income securities in its Index, each Fund is subject to management risk. This is the risk that the Adviser's security selection process, which is subject to a number of constraints, may not produce the intended results.

     NON-DIVERSIFIED RISK: Each Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on a Fund's share price. Each Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

     INCOME RISK: Each Fund's income may decline due to falling interest rates. During a period of falling interest rates, income is generally higher for short term bond funds, moderate for intermediate term bond funds and low for long term bond funds. Therefore, investors should expect a Fund's monthly income to fluctuate accordingly. The monthly income of the SPDR Barclays Capital TIPS ETF and SPDR DB International Government Inflation-Protected Bond ETF is likely to fluctuate more than the other Funds due to each Fund's sensitivity to income fluctuations based on inflation.

     INTEREST RATE RISK: Interest rate risk is the risk that the securities in a Fund's portfolio will decline in value because of increases in market interest rates. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

     CREDIT RISK: Each Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer's ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than Funds that invest in other debt obligations.

     CALL RISK: Each Fund may invest in callable bonds, and such issuers may "call" or repay securities with higher coupon or interest rates before the security's maturity date. If interest rates are falling, a Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in a Fund's income.

     DERIVATIVES RISK: A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Each Fund may invest in futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

     LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. If a Fund invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Fund, due to limitations on investments in illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector and the Fund may not achieve a high degree of correlation with its Index. Furthermore, to the extent a Fund's principal investment strategies involve municipal securities or high yield securities, the Fund's portfolio may have greater exposure to liquidity risk since the markets for such securities may be less liquid. There may also be less information available on the financial condition of issuers of these types of securities than for public corporations. This means that it may be harder to buy and sell such securities, especially on short notice, and these securities may be more difficult for a Fund to value accurately than securities of public corporations.

                            DESCRIPTION OF THE FUNDS

                   SPDR BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF
                  (Formerly, SPDR Lehman 1-3 Month T-Bill ETF)
                                  (SYMBOL: BIL)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-3 month sector of the United States Treasury Bill market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Barclays Capital 1-3 Month U.S. Treasury Bill Index (the "1-3 Month U.S. Treasury Bill Index"). The 1-3 Month U.S. Treasury Bill Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. As of September 30, 2008, there were 8 issues included in the 1-3 Month U.S. Treasury Bill Index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risk:

          U.S. GOVERNMENT AGENCY SECURITIES RISK: Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. The Fund may also invest in obligations issued by other entities such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported solely by the credit of the agency or instrumentality itself, and are neither guaranteed nor insured by the U.S. government. FHLMC and FNMA have each been placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency with a stated purpose to preserve and conserve each entity's assets and property, and to put each entity in a sound and solvent condition. No assurance can be given that these purposes will be met or that the U.S. government will provide adequate, or any, financial support to these and other agencies if needed. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

                         SPDR BARCLAYS CAPITAL TIPS ETF
                                  (SYMBOL: IPE)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Barclays U.S. Government Inflation-Linked Bond Index (the "U.S. Treasury TIPS Index"). The U.S. Treasury TIPS Index measures the performance of the inflation protected public obligations of the U.S. Treasury. Inflation protected public obligations of the U.S. Treasury, commonly known as "TIPS," are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. As of September 30, 2008, there were 26 issues included in the U.S. Treasury TIPS Index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risk:

          U.S. GOVERNMENT AGENCY SECURITIES RISK: Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. The Fund may also invest in obligations issued by other entities such as FNMA and FHLMC, which are supported solely by the credit of the agency or instrumentality itself, and are neither guaranteed nor insured by the U.S. government. FHLMC and FNMA have each been placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency with a stated purpose to preserve and conserve each entity's assets and property, and to put each entity in a sound and solvent condition. No assurance can be given that these purposes will be met or that the U.S. government will provide adequate, or any, financial support to these and other agencies if needed. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

              SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF
             (Formerly, SPDR Lehman Intermediate Term Treasury ETF)
                                  (SYMBOL: ITE)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-10 year sector of the United States Treasury market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Barclays Capital Intermediate U.S. Treasury Index (the "Intermediate U.S. Treasury Index"). The Intermediate U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 year and less than 10 years. As of September 30, 2008, there were 105 issues included in the Intermediate U.S. Treasury Index and the average dollar-weighted maturity of issues was 4.25 years.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risk:

          U.S. GOVERNMENT AGENCY SECURITIES RISK: Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. The Fund may also invest in obligations issued by other entities such as FNMA and FHLMC, which are supported solely by the credit of the agency or instrumentality itself, and are neither guaranteed nor insured by the U.S. government. FHLMC and FNMA have each been placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency with a stated purpose to preserve and conserve each entity's assets and property, and to put each entity in a sound and solvent condition. No assurance can be given that these purposes will be met or that the U.S. government will provide adequate, or any, financial support to these and other agencies if needed. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

                  SPDR BARCLAYS CAPITAL LONG TERM TREASURY ETF
                 (Formerly, SPDR Lehman Long Term Treasury ETF)
                                  (SYMBOL: TLO)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term sector of the United States Treasury market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Barclays Capital Long U.S. Treasury Index (the "Long U.S. Treasury Index"). The Long U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 10 or more years. As of September 30, 2008, there were 34 issues included in the Long U.S. Treasury Index and the average dollar-weighted maturity of issues was 17.82 years.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risk:

          U.S. GOVERNMENT AGENCY SECURITIES RISK: Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. The Fund may also invest in obligations issued by other entities such as FNMA and FHLMC, which are supported solely by the credit of the agency or instrumentality itself, and are neither guaranteed nor insured by the U.S. government. FHLMC and FNMA have each been placed into conservatorship by the U.S. government under the authority of the Federal

     Housing Finance Agency with a stated purpose to preserve and conserve each entity's assets and property, and to put each entity in a sound and solvent condition. No assurance can be given that these purposes will be met or that the U.S. government will provide adequate, or any, financial support to these and other agencies if needed. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

                    SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF

                   (Formerly, SPDR Lehman Aggregate Bond ETF)
                                  (SYMBOL: LAG)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Barclays Capital U.S. Aggregate Index (the "U.S. Aggregate Index"). The U.S. Aggregate Index represents the securities of the U.S. dollar denominated investment grade bond market. As of September 30, 2008, there were 9,329 issues included in the U.S. Aggregate Index.

     The Fund does not intend to purchase all of the securities in its Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in its Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          U.S. GOVERNMENT AGENCY SECURITIES RISK: Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the

     U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. The Fund may also invest in obligations issued by other entities such as FNMA and FHLMC, which are supported solely by the credit of the agency or instrumentality itself, and are neither guaranteed nor insured by the U.S. government. FHLMC and FNMA have each been placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency with a stated purpose to preserve and conserve each entity's assets and property, and to put each entity in a sound and solvent condition. No assurance can be given that these purposes will be met or that the U.S. government will provide adequate, or any, financial support to these and other agencies if needed. If a government-sponsored entity is unable to meet its obligations, the performance of the Fund will be adversely impacted.

          ISSUER RISK: There may be economic or political changes that impact the ability of issuers to repay principal and to make interest payments on securities. Changes to the financial condition or credit rating of the issuers may also adversely affect the value of the Fund's securities.

          PREPAYMENT RISK: The Fund may invest in mortgage related securities, which may be paid off early if the borrower on the underlying mortgage prepays the mortgage or refinances the mortgage prior to the maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

          EXTENSION RISK: The Fund may invest in mortgage related securities and therefore, to the extent that interest rates rise, certain mortgage backed securities may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a decline to the Fund's income.

          MORTGAGE-BACKED SECURITIES RISK: Mortgage-backed securities, other than GNMA mortgage-backed securities, are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obliged to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly affect the value of certain mortgage-backed securities.

          MORTGAGE PASS-THROUGH SECURITIES RISK: Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a "to-be-announced transaction" or "TBA Transaction." A TBA Transaction is a method of trading mortgage-backed securities. In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date. Default by or bankruptcy of a counterparty to a TBA Transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA Transaction. To minimize this risk, the Fund will enter into TBA Transactions only with established counterparties (such as major broker-dealers) and the Adviser will monitor the creditworthiness of such counterparties. In addition, the Fund may accept assignments of TBA Transactions from Authorized Participants (herein defined) from time to time. The Fund's use of "TBA rolls" may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than typical ETFs.

                    SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF
                   (Formerly, SPDR Lehman Municipal Bond ETF)
                                  (SYMBOL: TFI)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. municipal bond market and provides income that is exempt from federal income taxes. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Barclays Capital Municipal Managed Money Index (the "National Municipal Bond Index"). The National Municipal Bond Index tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. The National Municipal Bond Index is comprised of tax-exempt municipal securities issued by states, cities, counties, districts and their respective agencies. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre-refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. The National Municipal Bond Index also includes municipal lease obligations, which are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in a lease or contract. As of September 30, 2008, there were approximately 19,565 issues included in the National Municipal Bond Index.

     The Fund does not intend to purchase all of the securities in its Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in its Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          ISSUER RISK: There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities.

          CONCENTRATION RISK: The National Municipal Bond Index may concentrate in a particular state or geographic area, or in a particular industry, group of industries or sector. Because the Fund will generally concentrate its investments to approximately the same extent that its Index is so concentrated, the Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its Shares may be subject to increased price volatility. In addition, if the Fund concentrates in a single industry, group of industries or type of investment, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of investment.

          TAX RISK: There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

          POLITICAL RISK: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

               SPDR BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF
              (Formerly, SPDR Lehman California Municipal Bond ETF)
                                  (SYMBOL: CXA)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the California municipal bond market and provides income that is exempt from federal and California state income taxes. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Barclays Capital Managed Money Municipal California Index (the "California Municipal Bond Index"). The California Municipal Bond Index tracks publicly traded California municipal bonds that cover the U.S. dollar denominated California tax exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre-refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. The California Municipal Bond Index also includes municipal lease obligations, which are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in a lease or contract. As of September 30, 2008, there were approximately 2,295 issues included in the California Municipal Bond Index.

     The Fund does not intend to purchase all of the securities in its Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in its Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          CALIFORNIA STATE-SPECIFIC RISK: Because the Fund concentrates its investments in California municipal securities (i.e., holds 25% or more of its total assets), the Fund will have greater exposure to negative political, economic and statutory factors within the State of California than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

          ISSUER RISK: There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities.

          CONCENTRATION RISK: The California Municipal Bond Index may concentrate in a particular state or geographic area, or in a particular industry, group of industries or sector. Because the Fund will generally concentrate its investments to approximately the same extent that its Index is so concentrated, the Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its Shares may be subject to increased price volatility. In addition, if the Fund concentrates in a single industry, group of industries or type of investment, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of investment.

          TAX RISK: There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

          POLITICAL RISK: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

                SPDR BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF
               (Formerly, SPDR Lehman New York Municipal Bond ETF)
                                  (SYMBOL: INY)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the New York municipal bond market and provides income that is exempt from federal and New York state income taxes. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Barclays Capital Managed Money Municipal New York Index (the "New York Municipal Bond Index"). The New York Municipal Bond Index tracks publicly traded New York municipal bonds that cover the U.S. dollar denominated New York tax exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre-refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company.

The New York Municipal Bond Index also includes municipal lease obligations, which are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in a lease or contract. As of September 30, 2008, there were approximately 2,581 issues included in the New York Municipal Bond Index.

     The Fund does not intend to purchase all of the securities in its Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in its Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          NEW YORK STATE-SPECIFIC RISK: Because the Fund concentrates its investments in New York municipal securities (i.e., holds 25% or more of its total assets), the Fund will have greater exposure to negative political, economic and statutory factors within the State of New York than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the state, and when New York City experiences financial difficulty it may have an adverse effect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

          ISSUER RISK: There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities.

          CONCENTRATION RISK: The New York Municipal Bond Index may concentrate in a particular state or geographic area, or in a particular industry, group of industries or sector. Because the Fund will generally concentrate its investments to approximately the same extent that its Index is so concentrated, the Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its Shares may be subject to increased price volatility. In addition, if the Fund concentrates in a single industry, group of industries or type of investment, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of investment.

          TAX RISK: There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

          POLITICAL RISK: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

               SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF
              (Formerly, SPDR Lehman Short Term Municipal Bond ETF)
                                  (SYMBOL: SHM)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term tax exempt municipal bond market and provides income that is exempt from federal income taxes. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Barclays Capital Managed Money Municipal Short Term Index (the "Short Term Municipal Bond Index"). The Short Term Municipal Bond Index tracks publicly traded municipal bonds that cover the U.S. dollar denominated short term tax exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre-refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. As of September 30, 2008, there were approximately 3,036 issues included in the Short Term Municipal Bond Index.

     The Fund does not intend to purchase all of the securities in its Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in its Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          ISSUER RISK: There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities.

          CONCENTRATION RISK: The Short Term Municipal Bond Index may concentrate in a particular state or geographic area, or in a particular industry, group of industries or sector. Because the Fund will generally concentrate its investments to approximately the same extent that its Index is so concentrated, the Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its Shares may be subject to increased price volatility. In addition, if the Fund concentrates in a single industry, group of industries or type of investment, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of investment.

          TAX RISK: There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value.

          POLITICAL RISK: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

          SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
                                  (SYMBOL: WIP)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the global bond market outside the United States. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the DB Global Government ex-US Inflation-Linked Bond Capped Index (the "International Treasury TIPS Index"). The International Treasury TIPS Index measures the performance of the inflation-linked government bond markets of developed and emerging market countries outside of the United States. Inflation protected public obligations of the inflation-linked government bond markets of developed and emerging market countries, commonly known in the United States as TIPS, are securities issued by such governments that are designed to provide inflation protection to investors. As of September 30, 2008, there were 77 issues from 18 countries denominated in 13 currencies included in the International Treasury TIPS Index.

     The Fund does not intend to purchase all of the securities in its Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in its Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above.

Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          FOREIGN SECURITIES RISK: Foreign securities involve special risks and costs. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund's debt securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

          Currency Risk. The Fund's net asset value is determined on the basis of U.S. dollars, therefore, the Fund may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

          Political and Economic Risk. The Fund invests in sovereign debt securities, which are generally riskier than debt securities issued by the U.S. government, its agencies and instrumentalities. As a result, the Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

          Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

          EMERGING MARKETS RISK: Some foreign markets in which the Fund may invest are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. Particularly with respect to the Fund's investment in actual foreign securities, the possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund's shareholding being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

              SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF
             (Formerly, SPDR Lehman International Treasury Bond ETF)
                                  (SYMBOL: BWX)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of investment-grade countries outside the United States. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Barclays Capital Global Treasury Ex-US Capped Index (the "Global Treasury Ex-US Capped Index"). The Global Treasury Ex-US Capped Index tracks fixed-rate local currency sovereign debt of investment-grade countries outside the United States. As of September 30, 2008, there were 675 issues from 18 countries denominated in 11 currencies included in the Global Treasury Ex-US Capped Index.

     The Fund does not intend to purchase all of the securities in its Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in its Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          FOREIGN SECURITIES RISK: Foreign securities involve special risks and costs. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund's debt securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

          Currency Risk. The Fund's net asset value is determined on the basis of U.S. dollars, therefore, the Fund may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

          Political and Economic Risk. The Fund invests in sovereign debt securities, which are generally riskier than debt securities issued by the U.S. government, its agencies and instrumentalities. As a result, the Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

          Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

          EMERGING MARKETS RISK: Some foreign markets in which the Fund may invest are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. Particularly with respect to the Fund's investment in actual foreign securities, the possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund's shareholding being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

                    SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF
                   (Formerly, SPDR Lehman High Yield Bond ETF)
                                  (SYMBOL: JNK)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Barclays Capital High Yield Very Liquid Index (the "High Yield Index"). The High Yield Index measures the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment grade and are commonly referred to as "junk bonds." As of September 30, 2008, there were 107 issues included in the High Yield Index.

     The Fund does not intend to purchase all of the securities in its Index, but rather will utilize a "sampling" methodology in seeking the Fund's objective.

The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in its Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          ISSUER RISK: There may be economic or political changes that impact the ability of issuers to repay principal and to make interest payments on securities. Changes to the financial condition or credit rating of issuers may also adversely affect the value of the Fund's securities.

          HIGH YIELD SECURITIES RISK: Securities rated below investment grade, commonly referred to as "junk bonds," include bonds that are rated Ba1/BB+/BB+ or below by Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings Ltd. ("Fitch"), or Standard & Poor's, Inc. ("S&P"), respectively, and may involve greater risks than securities in higher rating categories. Such bonds are regarded as speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value. When the Fund invests in "junk bonds," it may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

                                   PERFORMANCE
                              BAR CHARTS AND TABLES

     The Funds have not yet completed a full calendar year of investment operations and therefore do not have any performance history. Once a Fund has completed a full calendar year of operations, a bar chart and table will be included with respect to such Fund(s) that will provide some indication of the risks of investing in such Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to its Index.

                                FEES AND EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.(1)

                                                                       SPDR
                                                                     BARCLAYS
                                               SPDR        SPDR       CAPITAL
                                             BARCLAYS    BARCLAYS  INTERMEDIATE
                                            CAPITAL 1-3   CAPITAL      TERM
                                           MONTH T-BILL    TIPS      TREASURY
                                                ETF         ETF         ETF
                                           ------------  --------  ------------
SHAREHOLDER FEES
(fees paid directly from your investment,
  but see "Purchase and Redemption of
  Creation Units" for a discussion of
  Creation and Redemption Transaction
  Fees)..................................     0.0000%     0.0000%     0.0000%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from the
  Fund's assets)(2)
  Management Fees........................     0.1345%     0.1845%     0.1345%
  Distribution and Service (12b-1)
     Fees(3).............................     0.0000%     0.0000%     0.0000%
  Other Expenses(4)......................     0.0000%     0.0000%     0.0000%
                                              ------      ------      ------
TOTAL ANNUAL FUND OPERATING EXPENSES.....     0.1345%     0.1845%     0.1345%
                                              ======      ======      ======



--------

   (1) You will incur customary brokerage commissions when buying and selling Shares of the Funds.
   (2)  Expressed as a percentage of average daily net assets.
   (3) The Funds have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2009. Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.
   (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service (12b-1) Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses. "Other Expenses" are therefore estimated to be less than 0.01% for the fiscal year ending June 30, 2009.

                                                                                SPDR
                                      SPDR          SPDR          SPDR        BARCLAYS
                                    BARCLAYS      BARCLAYS      BARCLAYS       CAPITAL
                                    CAPITAL       CAPITAL       CAPITAL      CALIFORNIA
                                   LONG TERM     AGGREGATE     MUNICIPAL      MUNICIPAL
                                    TREASURY        BOND          BOND          BOND
                                      ETF           ETF           ETF            ETF
                                   ---------     ---------     ---------     ----------
SHAREHOLDER FEES(1)
(fees paid directly from your
  investment, but see "Purchase
  and Redemption of Creation
  Units" for a discussion of
  Creation and Redemption
  Transaction Fees)..............    0.0000%       0.0000%       0.0000%       0.0000%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
  the Fund's assets)(2)
  Management Fees................    0.1345%       0.1845%       0.3000%       0.2000%
  Distribution and Service (12b-
     1) Fees(3)..................    0.0000%       0.0000%       0.0000%       0.0000%
  Other Expenses(4)..............    0.0000%       0.0000%       0.0000%       0.0000%
                                     ------       -------       -------        ------
TOTAL ANNUAL FUND OPERATING
  EXPENSES.......................    0.1345%       0.1845%       0.3000%       0.2000%
Less Contractual Fee Waiver......       N/A       (0.0500%)(5)  (0.1000%)(5)      N/A
                                     ------       -------       -------        ------
NET ANNUAL FUND OPERATING
  EXPENSES.......................    0.1345%       0.1345%(5)    0.2000%(5)    0.2000%
                                     ======       =======       =======        ======




--------

   (1) You will incur customary brokerage commissions when buying and selling Shares of the Funds.
   (2)  Expressed as a percentage of average daily net assets.
   (3) The Funds have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2009. Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.
   (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service (12b-1) Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses. "Other Expenses" are therefore estimated to be less than 0.01% for the fiscal year ending June 30, 2009.
   (5) The Adviser has contractually agreed to waive a portion of its advisory fee, until October 31, 2009, so that the Net Annual Fund Operating Expenses of the SPDR Barclays Capital Aggregate Bond ETF and SPDR Barclays Capital Municipal Bond ETF will be limited to 0.1345% and 0.2000%, respectively, of the applicable Fund's average daily net assets. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived under the applicable agreement. The Adviser may continue each waiver from year to year, but there is no guarantee that the Adviser will do so and after October 31, 2009, either or both waivers may be cancelled or modified at any time.

                               SPDR        SPDR                               SPDR         SPDR
                             BARCLAYS    BARCLAYS          SPDR             BARCLAYS     BARCLAYS
                             CAPITAL      CAPITAL    DB INTERNATIONAL       CAPITAL       CAPITAL
                             NEW YORK   SHORT TERM      GOVERNMENT       INTERNATIONAL     HIGH
                            MUNICIPAL    MUNICIPAL      INFLATION-          TREASURY       YIELD
                               BOND        BOND       PROTECTED BOND          BOND         BOND
                               ETF          ETF             ETF               ETF           ETF
                            ---------   ----------   ----------------    -------------   --------
SHAREHOLDER FEES(1)
(fees paid directly from
  your investment, but see
  "Purchase and Redemption
  of Creation Units" for a
  discussion of Creation
  and Redemption
  Transaction Fees).......    0.0000%     0.0000%         0.0000%            0.0000%      0.0000%
ANNUAL FUND OPERATING
  EXPENSES
(expenses that are
  deducted from the Fund's
  assets)(2)
  Management Fees.........    0.2000%     0.2000%         0.5000%            0.5000%      0.4000%
  Distribution and Service
     (12b-1) Fees(3)......    0.0000%     0.0000%         0.0000%            0.0000%      0.0000%
  Other Expenses(4).......    0.0000%     0.0000%         0.0000%(5)         0.0000%      0.0000%
                              ------      ------          ------             ------       ------
TOTAL ANNUAL FUND
  OPERATING EXPENSES......    0.2000%     0.2000%         0.5000%(5)         0.5000%      0.4000%
                              ======      ======          ======             ======       ======




--------

   (1) You will incur customary brokerage commissions when buying and selling Shares of the Funds.
   (2)  Expressed as a percentage of average daily net assets.
   (3) The Funds have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2009. Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.
   (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service (12b-1) Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses. "Other Expenses" are therefore estimated to be less than 0.01% for the fiscal year ending June 30, 2009.
   (5) The Fund has been operating for less than six months prior to the fiscal year ended June 30, 2008. "Other Expenses" (and therefore "Total Annual Fund Operating Expenses") are estimates based on the anticipated expenses the Fund expects to incur for the fiscal year ending June 30, 2009.

                                    EXAMPLES

     This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other funds. A Fund creates and redeems Shares in Creation Units. SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. An investor purchasing a Creation Unit would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that a Fund's operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IN A CREATION UNIT IS FOR ILLUSTRATION PURPOSES ONLY, AS SHARES WILL BE ISSUED BY A FUND ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES.

                                         1      3       5       10
                                       YEAR   YEARS   YEARS   YEARS
                                       ----   -----   -----   -----
                                        ($)    ($)     ($)     ($)
SPDR Barclays Capital 1-3 Month T-
  Bill ETF...........................   14      43      76     172
SPDR Barclays Capital TIPS ETF.......   19      59     104     236
SPDR Barclays Capital Intermediate
  Term Treasury ETF..................   14      43      76     172
SPDR Barclays Capital Long Term
  Treasury ETF.......................   14      43      76     172
SPDR Barclays Capital Aggregate Bond
  ETF................................   14      54      99     231
SPDR Barclays Capital Municipal Bond
  ETF................................   20      86     159     371
SPDR Barclays Capital California
  Municipal Bond ETF.................   20      64     113     255
SPDR Barclays Capital New York
  Municipal Bond ETF.................   20      64     113     255
SPDR Barclays Capital Short Term
  Municipal Bond ETF.................   20      64     113     255
SPDR DB International Government
  Inflation-Protected ETF............   51     160     N/A     N/A
SPDR Barclays Capital International
  Treasury Bond ETF..................   51     160     280     628
SPDR Barclays Capital High Yield Bond
  ETF................................   41     128     224     505

EXAMPLE -- BASED ON A CREATION UNIT

     A Fund issues and redeems shares at net asset value only in large blocks of Shares called Creation Units. Generally, only institutions or large investors purchase or redeem Creation Units. A standard transaction fee is charged to each purchase or redemption of Creation Units as set forth in the table below. The transaction fee is a single charge and will be the same regardless of the number of Creation Units purchased or redeemed on the same day. If a Creation Unit is purchased or redeemed outside the normal clearing process, an additional charge of up to three times the standard transaction fee will be charged. If the additional transaction fees were taken into account, the total costs set forth in the chart below would be higher. Investors who hold Creation Units will also pay the annual Fund operating expenses described under "Fees and Expenses" earlier in this Prospectus. As of June 30, 2008, assuming a 5% return each year, the chart below provides total costs of a Creation Unit redeemed after the noted time periods.

                        APPROXIMATE    CREATION/
                          VALUE OF     REDEMPTION
                          CREATION    TRANSACTION      1        3         5         10
FUND NAME                   UNIT          FEE        YEAR     YEARS     YEARS     YEARS
---------               -----------   -----------   ------   -------   -------   -------
                            ($)           ($)         ($)      ($)       ($)       ($)
SPDR Barclays Capital
  1-3 Month T-Bill
  ETF................     9,176,000        250      13,142    40,301    70,167   158,515
SPDR Barclays Capital
  TIPS ETF...........    10,400,000        500      20,650    62,834   109,179   246,038
SPDR Barclays Capital
  Intermediate Term
  Treasury ETF.......    11,064,000        500      16,243    48,990    85,002   191,527
SPDR Barclays Capital
  Long Term Treasury
  ETF................    10,678,000        500      15,711    47,316    82,071   184,880
SPDR Barclays Capital
  Aggregate Bond
  ETF................    10,626,000        500      15,640    58,761   106,136   246,035
SPDR Barclays Capital
  Municipal Bond
  ETF................     4,346,000        250       9,401    38,028    69,409   161,714
SPDR Barclays Capital
  California
  Municipal Bond
  ETF................     4,348,000        250       9,405    28,517    49,508   111,462
SPDR Barclays Capital
  New York Municipal
  Bond ETF...........     4,328,000        250       9,364    28,388    49,282   110,952
SPDR Barclays Capital
  Short Term
  Municipal Bond
  ETF................     4,564,000        250       9,847    29,909    51,943   116,975
SPDR DB International
  Government
  Inflation-Protected
  ETF................    12,142,000      1,500      65,076   197,734       N/A       N/A
SPDR Barclays Capital
  International
  Treasury Bond ETF..    11,028,000      1,500      59,381   179,868   311,442   695,817
SPDR Barclays Capital
  High Yield Bond
  ETF................     8,764,000        500      36,862   113,612   197,585   443,739

                          ADDITIONAL INDEX INFORMATION

  BARCLAYS CAPITAL 1-3 MONTH U.S. TREASURY BILL INDEX

     The 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non convertible. Excluded from the 1-3 Month U.S. Treasury Bill Index are certain special issues, such as flower bonds, targeted investor notes ("TINs"), state and local government series bonds, TIPS, and coupon issues that have been stripped from bonds included in the index. The 1-3 Month U.S. Treasury Bill Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

  BARCLAYS U.S. GOVERNMENT INFLATION-LINKED BOND INDEX

     The U.S. Treasury TIPS Index includes publicly issued, U.S. Treasury inflation protected securities that have at least 1 year remaining to maturity on the index rebalancing date, with an issue size equal to or in excess of $500 million. Bonds must be capital-indexed and linked to an eligible inflation index. The securities must be denominated in U.S. dollars and pay coupon and principal in U.S. dollars. The notional coupon of a bond must be fixed or zero. Bonds must settle on or before the Index rebalancing date. As of September 30, 2008, the modified adjusted duration of securities in the U.S. Treasury TIPS Index was 7.54 years.

  BARCLAYS CAPITAL INTERMEDIATE U.S. TREASURY INDEX

     The Intermediate U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non convertible. Excluded from the Intermediate U.S. Treasury Index are certain special issues, such as flower bonds, TINs, state and local government series bonds, TIPS, and coupon issues that have been stripped from bonds included in the index. As of September 30, 2008, the modified adjusted duration of securities in the Intermediate U.S. Treasury Index was 3.69 years. The Intermediate U.S. Treasury Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month.

  BARCLAYS CAPITAL LONG U.S. TREASURY INDEX

     The Long U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Long U.S. Treasury Index are certain special issues, such as flower bonds, TINs, state and local government series bonds, TIPS, and coupon issues that have been stripped from bonds included in the index. As of September 30, 2008, the modified adjusted duration of securities in the Long U.S. Treasury Index was 11.29 years. The Long U.S. Treasury Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month.

  BARCLAYS CAPITAL U.S. AGGREGATE INDEX

     The U.S. Aggregate Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investor Service, Inc., Standard & Poor's, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States. The securities in the U.S. Aggregate Index must have at least 1 year remaining to maturity and must have $250 million or more of outstanding face value. Asset backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. For commercial mortgage backed securities, the original aggregate transaction must have a minimum deal size of $500 million, and a minimum tranche size of $25 million; the aggregate outstanding transaction sizes must be at least $300 million to remain in the index. In addition, the securities must be U.S. dollar denominated, fixed rate, non-convertible, and taxable. Certain types of securities, such as flower bonds, TINs, and state and local government series bonds are excluded from the U.S. Aggregate Index. Also excluded from the U.S. Aggregate Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. As of September 30, 2008, the modified adjusted duration of securities in the U.S. Aggregate Index was 4.47 years. The U.S. Aggregate Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month.

     As of September 30, 2008, approximately 32.55% of the bonds represented in the U.S. Aggregate Index are U.S. agency mortgage pass-through securities. U.S. agency mortgage pass-through securities are securities issued by entities such as GNMA and FNMA that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a "to-be-announced transaction" or "TBA Transaction." A TBA Transaction is a method of trading mortgage-backed securities. In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date. Although it is not anticipated that the Fund will receive pools but instead will participate in rolling TBA Transactions. The amount of substituted cash in the case of TBA Transactions will be equivalent to the value of the TBA Transaction listed as a Deposit Security (as defined below). The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short term instruments, including shares of affiliated money market funds. The Trust also intends to substitute a cash-in-lieu amount to replace any Deposit Security of the Fund that is a TBA Transaction.

  BARCLAYS CAPITAL MUNICIPAL MANAGED MONEY INDEX

     The National Municipal Bond Index is a rules-based, market-value weighted index engineered for the tax exempt bond market. All bonds in the National Municipal Bond Index must be rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody's, S&P and/or Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the agencies rates the security, the rating must be at least Aa3/AA-. Each index security must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have been issued within the last five years, and must be at least one year from their maturity date. As of September 30, 2008, the modified adjusted duration of securities in the National Municipal Bond Index was 7.87 years. Bonds subject to AMT, hospital bonds, housing bonds, tobacco bonds, and airline bonds, along with remarketed issues, taxable municipal bonds, floaters, and derivatives are all excluded from the National Municipal Bond Index.

  BARCLAYS CAPITAL MANAGED MONEY MUNICIPAL CALIFORNIA INDEX

     The California Municipal Bond Index is a rules-based, market-value weighted index comprised of publicly traded California municipal bonds that cover the U.S. dollar denominated tax exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. All bonds in the California Municipal Bond Index must be rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody's, S&P and/or Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the agencies rates the security, the rating must be at least Aa3/AA-. Each index security must be issued by authorities in California, have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate and have a nominal maturity of one or more years. No issuer may constitute more than 10% of the California Municipal Bond Index. As of September 30, 2008, the modified adjusted duration of securities in the California Municipal Bond Index was 9.47 years. Bonds subject to AMT, hospital bonds, housing bonds, tobacco bonds, and airline bonds, along with remarketed issues, taxable municipal bonds, floaters, and derivatives are all excluded from the California Municipal Bond Index.

  BARCLAYS CAPITAL MANAGED MONEY MUNICIPAL NEW YORK INDEX

     The New York Municipal Bond Index is a rules-based, market-value weighted index comprised of publicly traded New York municipal bonds that cover the U.S. dollar denominated tax exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. All bonds in the New York Municipal Bond Index must be rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody's, S&P and/or Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the agencies rates the security, the rating must be at least Aa3/AA-. Each index security must be issued by authorities in New York, have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate and have a nominal maturity of one or more years. No issuer may constitute more than 10% of the New York Municipal Bond Index. As of September 30, 2008, the modified adjusted duration of securities in the New York Municipal Bond Index was 9.34 years. Bonds subject to AMT, hospital bonds, housing bonds, tobacco bonds, and airline bonds, along with remarketed issues, taxable municipal bonds, floaters, and derivatives are all excluded from the New York Municipal Bond Index.

  BARCLAYS CAPITAL MANAGED MONEY MUNICIPAL SHORT TERM INDEX

     The Short Term Municipal Bond Index is a rules-based, market-value weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated short term tax exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. All bonds in the Short Term Municipal Bond Index must be rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody's Investor Service, Inc., Standard & Poor's and Fitch Inc. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the agencies rates the security, the rating must be at least Aa3/AA-. Each index security must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate and have a nominal maturity of one to five years. No issuer may constitute more than 10% of the Short Term Municipal Bond Index. As of September 30, 2008, the modified adjusted duration of securities in the Short Term Municipal Bond Index was 2.83 years. Bonds subject to AMT, hospital bonds, housing bonds, tobacco bonds, and airline bonds, along with remarketed issues, taxable municipal bonds, floaters, and derivatives are all excluded from the Short Term Municipal Bond Index.

  DB GLOBAL GOVERNMENT EX-US INFLATION-LINKED BOND CAPPED INDEX

     The International Treasury TIPS Index measures the total return performance of inflation-linked government bonds from developed and emerging market countries outside of the United States. The International Treasury TIPS Index includes government debt (direct obligations of the issuer country) but does not include quasi-government debt or corporate debt. The securities are denominated in and pay coupon and principal in the domestic currency of the issuer country. Each of the component securities in the International Treasury TIPS Index is screened such that the following countries are included: Australia, Brazil, Canada, Chile, France, Germany, Greece, Israel, Italy, Japan, Mexico, Poland, South Africa, South Korea, Sweden, Turkey, Uruguay and the United Kingdom. In addition, the securities in the International Treasury TIPS Index must be inflation-linked and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated. To be included in the International Treasury TIPS Index, bonds must: (i) be capital-indexed and linked to an eligible inflation index; (ii) have at least one year remaining to maturity at the International Treasury TIPS Index rebalancing date; (iii) have a fixed, step-up or zero notional coupon; and (iv) settle on or before the Index rebalancing date. As of September 30, 2008, the adjusted duration of securities in the International Treasury TIPS Index was 9.14 years.

     The International Treasury TIPS Index is calculated by Deutsche Bank using a modified "market capitalization" methodology. This design ensures that each constituent represented in a proportion consistent with its percentage with respect to the total market capitalization. Component securities in each constituent country are represented in a proportion consistent with its percentage relative to the other component securities in its constituent country. Under certain conditions, however, the par amount of a component security within the International Treasury TIPS Index may be adjusted to conform to Internal Revenue Code requirements.

  BARCLAYS CAPITAL GLOBAL TREASURY EX-US CAPPED INDEX

     The Global Treasury Ex-US Capped Index includes government bonds issued by investment-grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade (Baa3/BBB-/BBB-or higher using the middle rating of Moody's, S&P and/or Fitch, respectively). Each of the component securities in the Global Treasury Ex-US Capped Index is a constituent of the Barclays Capital Global Treasury ex-US Index, screened such that the following countries are included: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Greece, Italy, Japan, Mexico, Netherlands, Poland, South Africa, Spain, Sweden, Taiwan, United Kingdom. In addition, the securities in the Global Treasury Ex-US Capped Index must be fixed-rate and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated. As of September 30, 2008, the modified adjusted duration of securities in the Index was 6.21 years. The Global Treasury Ex-US Capped Index is calculated by Barclays Capital using a modified "market capitalization" methodology. This design ensures that each constituent country within the Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Global Treasury Ex-US Capped Index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. Under certain conditions, however, the par amount of a component security within the Index may be adjusted to conform to Internal Revenue Code requirements.

  BARCLAYS CAPITAL HIGH YIELD VERY LIQUID INDEX

     The High Yield Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody's, S&P, and Fitch, respectively (before July 1, 2005, the lower of Moody's and S&P was used), and have $600 million or more of outstanding face value. Only the largest issue of each issuer with a maximum age of three years can be included in the Index. In addition, securities must be SEC registered or issued under Rule 144A of the Securities Act of 1933, as amended (the "Securities Act"). Original issue zero coupon bonds, step-up coupons, and coupons that change according to a predetermined schedule are also included. The High Yield Index includes only corporate sectors. The corporate sectors are Industrial, Utility, and Financial Institutions. Excluded from the High Yield Index are non-corporate bonds, structured notes with embedded swaps or other special features, private placements, bonds with equity-type features (e.g., warrants, convertibility), floating-rate issues, Eurobonds, defaulted bonds, payment in kind (PIK) securities and emerging market bonds. The High Yield Index is issuer capped and the securities in the Index are updated on the last business day of each month.

     For additional information regarding the Indices, see "ADDITIONAL INDEX INFORMATION" in the Statement of Additional Information.

                        ADDITIONAL INVESTMENT STRATEGIES,
                         RISKS AND OTHER CONSIDERATIONS

                        ADDITIONAL INVESTMENT STRATEGIES

     Certain Other Investments. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements, or funds that invest exclusively in money market instruments, including affiliated money market funds (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act")); convertible securities; variable rate demand notes (VRDNs); commercial paper; structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index), swaps and in options and futures contracts. Swaps, options and futures contracts, convertible securities and structured notes may be used by a Fund in seeking performance that corresponds to its Index and in managing cash flows. Each Fund will not take temporary defensive positions. The Adviser anticipates that, under normal circumstances, it may take approximately five business days for additions and deletions to an Index to be reflected in the portfolio composition of each Fund.

     Borrowing Money. Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

     Lending Securities. Each Fund may lend its portfolio securities in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through State Street Bank and Trust Company ("State Street") to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows a Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. A Fund will receive collateral for each loaned security which is marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities, however a Fund may call loans to vote proxies if a material issue affecting the investment is to be voted upon. Such loans may be terminated at any time by a Fund.

     Forward Currency Exchange Contracts. The SPDR DB International Government Inflation-Protected Bond ETF and the SPDR Barclays Capital International Treasury Bond ETF may enter into forward currency exchange contracts for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the Adviser, and a Fund is not required to hedge its foreign currency positions. A forward currency contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of a Fund's foreign holdings increases because of currency fluctuations.

                                ADDITIONAL RISKS

     Trading Issues. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

     Fluctuation of Net Asset Value. The net asset value of the Shares will generally fluctuate with changes in the market value of a Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in a Fund's net asset value and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an Index trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the net asset value of the Shares during periods of market volatility. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to a Fund's net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund's net asset value. If an investor purchases Shares at a time when the market price is at a premium to the net asset value of the Shares or sells at a time when the market price is at a discount to the net asset value of the Shares, then the investor may sustain losses.

     Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the "bid" price) and the price at which an investor is willing to sell Shares (the "ask" price). This difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if a Fund's Shares have more trading volume and market liquidity and higher if a Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may be not be advisable for investors who anticipate regularly making small investments.

     Lending of Securities. Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund could be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by such Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it may invest.

     Continuous Offering. The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by each Fund on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur.

     Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

     For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

     Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. The Trust, however, has received exemptive relief from Section 4(3) of the Securities Act. Dealers who are not underwriters are exempt from the prospectus delivery obligations, subject to certain terms and conditions which have been set forth in a SEC exemptive order issued to the Trust.

                              OTHER CONSIDERATIONS

     Distribution and Service Plan. Each Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of the Fund's average daily net assets may be made for the sale and distribution of its Shares. No payments pursuant to the Distribution and Service Plan will be made through at least October 31, 2009. Because these fees would be paid out of each Fund's assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                   MANAGEMENT

     Adviser. SSgA Funds Management, Inc. ("SSgA FM") serves as the investment adviser to each Fund and, subject to the supervision of the Board, is responsible for the investment management of the Funds. The Adviser provides an investment management program for each Fund and manages the investment of the Funds' assets. The Adviser and other affiliates of State Street Corporation make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. As of August 31, 2008, the Adviser managed approximately $162 billion in assets and SSgA managed approximately $1.85 trillion in assets. The Adviser's principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     For the services provided to each Fund under the Investment Advisory Agreement, for the fiscal year ended June 30, 2008, each Fund paid the Adviser the annual fees based on a percentage of each Fund's average daily net assets as set forth below:

SPDR Barclays Capital 1-3 Month T-Bill ETF......  0.1345%
SPDR Barclays Capital TIPS ETF..................  0.1845%
SPDR Barclays Capital Intermediate Term Treasury
  ETF...........................................  0.1345%
SPDR Barclays Capital Long Term Treasury ETF....  0.1345%
SPDR Barclays Capital Aggregate Bond ETF........  0.1845%(1)
SPDR Barclays Capital Municipal Bond ETF........  0.3000%(1)
SPDR Barclays Capital California Municipal Bond
  ETF...........................................  0.2000%
SPDR Barclays Capital New York Municipal Bond
  ETF...........................................  0.2000%
SPDR Barclays Capital Short Term Municipal Bond
  ETF...........................................  0.2000%
SPDR DB International Government Inflation-
  Protected Bond ETF............................  0.5000%
SPDR Barclays Capital International Treasury
  Bond ETF......................................  0.5000%
SPDR Barclays Capital High Yield Bond ETF.......  0.4000%


--------

   (1) The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until October 31, 2009, so that the Net Annual Fund Operating Expenses of the SPDR Barclays Capital Aggregate Bond ETF and SPDR Barclays Capital Municipal Bond ETF are limited to 0.1345% and 0.2000%, respectively, of the applicable Fund's average daily net assets. The Adviser may continue each waiver from year to year, but there is no guarantee that the Adviser will do so and after October 31, 2009, either or both waivers may be cancelled or modified at any time.

     From time to time, the Adviser may waive all or a portion of its fee. The Adviser pays all expenses of each Fund other than the management fee, distribution fee pursuant to each Fund's Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees

(including any Trustee's counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

     A discussion regarding the Board's consideration of the Investment Advisory Agreements is provided either in the Trust's Semi-Annual Reports to Shareholders for the periods ended December 31, 2007 and December 31, 2008 or Annual Report to Shareholders for the year ended June 30, 2008.

     Portfolio Managers. The Adviser manages the Funds using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within each team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within SSgA. Each portfolio management team is overseen by the SSgA Investment Committee.

     Key professionals primarily involved in the day-to-day portfolio management for each of the Funds include:

--------------------------------------------------------------------
FUND                                       PORTFOLIO MANAGERS
--------------------------------------------------------------------
SPDR Barclays Capital 1-3 Month    Todd Bean, Steve Meier, Jeff St.
T-Bill ETF                         Peters
--------------------------------------------------------------------
SPDR Barclays Capital TIPS ETF     Brian Kinney, James Mauro
SPDR DB International Government
Inflation-Protected Bond ETF
--------------------------------------------------------------------
SPDR Barclays Capital              Michael Brunell, John Kirby, Elya
Intermediate Term Treasury ETF     Schwartzman
SPDR Barclays Capital Long Term
Treasury ETF
SPDR Barclays Capital Aggregate
Bond ETF
SPDR Barclays Capital
International Treasury Bond ETF
SPDR Barclays Capital High Yield
Bond ETF
--------------------------------------------------------------------
Municipal Bond ETFs                Dwayne Parmley, Timothy Ryan
--------------------------------------------------------------------


TODD BEAN
     Todd Bean is a Principal of SSgA, a Principal of SSgA FM and a Portfolio Manager in the firm's U.S. Cash Management Group. He began his career at State Street Corporation in 1999, joining the firm as an analyst in the firm's custody and settlements area. Following a period on the money markets operations staff, Mr. Bean joined the Cash Management Group in 2004. He received a Bachelor's degree in Economics and Government from St. Lawrence University and an MS in Finance from Northeastern University. He is currently a Level 3 candidate in the Chartered Financial Analyst program.

STEVE MEIER
     Steve Meier, CFA, FRM, is an Executive Vice President of SSgA, a Principal of SSgA FM and is the Global Cash CIO responsible for SSgA's cash investment strategies. Mr. Meier joined SSgA in 1993 and has more than 25 years of experience in the global cash and fixed income markets. Previously, Mr. Meier headed the firm's North American Cash and Securities Lending Cash Collateral portfolio management activities. Prior to joining SSgA in 2003, Mr. Meier was a Managing Director in State Street's Global Markets group responsible for developing their global fixed income business. He also served as Chief Operating Officer of State Street's electronic bond trading subsidiary, Advanced Auctions LLC, and was a member of their European subsidiary's Board of Directors. He received extensive capital markets experience and held senior positions in trading and investment banking in New York and London while working for Merrill Lynch and Credit Suisse First Boston ("CSFB") for nearly 12 years. Mr. Meier also served on TradeWeb LLC's Executive Board while head of CSFB's global electronic trading unit. In addition, he was a senior global bond Portfolio Manager with Oppenheimer Capital and a member of their Fixed Income Strategy Group. Mr. Meier is a member of SSgA's Executive Management Group, Senior Management Group and Investment Committee. Mr. Meier has earned the Chartered Financial Analyst designation, is a certified Financial Risk Manager, a member of the Boston Security Analysts Society, the CFA Institute, and the Global Association of Risk Professionals. He holds a BBA degree from Hofstra University, an MBA from Indiana University's Graduate School of Business, and an Advanced Certificate of Investment Management from the London Business School.

JEFF ST. PETERS
     Jeff St. Peters is a Vice President of SSgA, a Principal of SSgA FM and a Senior Portfolio manager within the Global Cash Management unit of SSgA's Fixed Income group. He is responsible for managing several securities lending, enhanced cash, offshore, and SSgA's registered money market portfolios for both retail and institutional clients. He has been managing short duration cash and securities lending portfolios at SSgA for over seven years. Prior to joining SSgA, Mr. St. Peters was employed by Fidelity Investments, most recently within the Fidelity Management and Research Company, where he worked as a trader within the Money Market area of the Fixed Income division. In addition, he held several positions within Fidelity's Investment Technology area, where he assisted in designing and implementing an internal proprietary trading system. Mr. St. Peters has over 12 years of investment experience. He graduated from Bentley College with a BS in Finance.

BRIAN KINNEY
     Mr. Kinney is a Vice President of SSgA, a Principal of SSgA FM and a Portfolio Manager for SSgA's fixed income group. He joined SSgA in 2003 and is the head of the Mortgage Backed Securities Group. In addition to being responsible for implementing active mortgage backed securities strategies, Mr. Kinney is co-lead of a "liquid products" team that seeks to invest in U.S. treasuries, TIPS, and interest rate swaps. Prior to joining SSgA, Mr. Kinney worked at Fidelity Investments for eight years as a mortgage backed and municipal bond trader. Mr. Kinney graduated from Fairfield University with a Bachelor of Arts and received his MBA from Boston College.

JAMES MAURO
     James Mauro is a Vice President of SSgA, a Principal of SSgA FM and a Senior Portfolio Manager in the Interest Rate Strategies Group. His primary responsibilities include management of all government, inflation linked and derivative strategies. Other responsibilities include hedging and managing risk across all asset classes through futures and option overlays. Mr. Mauro joined State Street Corporation in 1993. Previously, Mr. Mauro worked as a portfolio manager on the passive team where he co-managed several Bond Index portfolios. Prior to joining the bond team, Mr. Mauro worked as a portfolio manager on the short-term desk where he managed various Money Market Mutual funds and Enhanced Cash funds. He holds a BS in Business Administration with a concentration in Finance from St. Michael's College and an MBA from Boston University.

MICHAEL BRUNELL
     Michael Brunell is a Principal of SSgA, a Principal of SSgA FM and is a member of the Passive Fixed Income Portfolio Management Group. Previously, Mr. Brunell was responsible for managing the U.S. Bond Operation group. He has been working in the investment management field since joining SSgA in 1997. Prior to joining the Fixed Income group, Mr. Brunell spent three years in the Mutual Funds Custody division of State Street Corporation working on the accounting side of various domestic and international equity and bond portfolios. Mr. Brunell received a BS in Business Administration from Saint Michael's College and an MSF from Boston College in May of 2004. He is also currently a Level 2 candidate in the Chartered Financial Analyst program.

JOHN KIRBY
     John Kirby is a Vice President of SSgA, a Principal of SSgA FM and head of the firm's Fixed Income Index team. He has managed the group since 1999 and portfolios within the group since 1997. In addition to portfolio management, Mr. Kirby's responsibilities include risk management and product development. He has been working in the investment management field since 1983 and has more than 15 years of experience in the fixed income markets. Mr. Kirby holds a

Bachelor's Degree from Boston College and an MBA from the Sawyer School of Management at Suffolk University. He served as a member of a municipal retirement board for ten years and currently serves on the SSgA Fiduciary Advisory Committee and is a member of the Barclays Capital Index Advisory Council.

ELYA SCHWARTZMAN
     Elya Schwartzman is a Vice President of SSgA, a Principal of SSgA FM and is a member of the Passive Fixed Income Portfolio Management Group. Previously, Mr. Schwartzman spent ten years as an analyst and portfolio manager in the Active Credit group, covering a broad group of industry sectors in both investment grade and speculative grade markets. He has been working in the Fixed Income field since 1996. Prior to joining SSgA in 1999, Mr. Schwartzman was a high yield analyst and helped to launch the high yield department at Baring Asset Management. At Baring, he was responsible for evaluating the firm's overall high yield strategy as well as analyzing companies. Mr. Schwartzman also spent four years at DRI/McGraw-Hill as a research economist, where he ran econometric models and authored articles covering the U.S. economy and the U.S. steel industry. Mr. Schwartzman holds a Bachelor's degree in Economics from Trinity College (CT) and an MBA from the Sloan School of Management at MIT, specializing in Quantitative Finance.

DWAYNE PARMLEY
     Dwayne Parmley is a Principal of SSgA, Principal of SSgA FM and a Portfolio Manager in the Tax-Aware and Principal Protected Strategies (TAPPS) Group, which includes Corporate Liquidity and Stable Value asset management. Prior to his current role, Mr. Parmley was an Operations Associate on the SSgA Cash and Securities Lending Desk. Before joining SSgA in 1999, Mr. Parmley was an Auditor and Portfolio Accountant at State Street Corporation. Mr. Parmley received a Bachelor of Business Administration from the University of Massachusetts at Amherst and earned an MBA with a concentration in Finance from Bentley College.

TIMOTHY RYAN
     Timothy Ryan, CFA, is a Vice President of SSgA and a Principal of SSgA FM. He joined State Street in 2003 and is the Unit Head for the Municipal Bond Group. He is the lead portfolio manager for the nuclear decommissioning trusts and insurance portfolios. Mr. Ryan's responsibilities also include cross over analysis and setting portfolio strategy to maximize after tax return on the Barclays Capital Aggregate benchmarked portfolios. Prior to joining SSgA, Mr. Ryan was a lead portfolio manager in the municipal bond group at Deutsche Bank Asset Management, formerly Scudder Insurance Asset Management. Mr. Ryan has a BS from University of Wisconsin and a Master of Management from JL Kellogg Graduate School of Management Northwestern University. Mr. Ryan has earned the Chartered Financial Analyst designation.

     Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the Statement of Additional Information ("SAI").

     Administrator, Custodian and Transfer Agent. State Street, part of State Street Corporation, is the Administrator for the Funds, the Custodian for each Fund's assets and serves as Transfer Agent to the Funds.

     Lending Agent. State Street is the securities lending agent for the Trust. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned.

     Distributor. State Street Global Markets, LLC, part of State Street Corporation, is the Distributor of the Funds' Shares. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares.

                      INDEX/TRADEMARK LICENSES/DISCLAIMERS

BARCLAYS CAPITAL INDEXES

     The Adviser ("Licensee") acknowledges and expressly agrees that the Barclays Capital ETFs ("Products" or "ETF") are not sponsored, endorsed, sold or promoted by Barclays Capital ("Licensor"), and that Licensor makes no warranty, express or implied, as to the results to be obtained by any person or entity from the use of any Index, any opening, intra-day or closing value therefore, or any data included therein or relating thereto, in connection with the trading of any ETF based thereon or for any other purpose. Licensor's only relationship to the Licensee with respect to the Products is the licensing of certain trademarks and trade names of Licensor and the Licensor Indices that are determined, composed and calculated by Licensor without regard to Licensee or the Products. Licensor has no obligation to take the needs of Licensee or the owners of the Products into consideration in determining, composing or calculating the Licensor Indices. Licensor is not responsible for and has not participated in any determination or calculation made with respect to issuance of the Products. Licensor has no obligation or liability in connection with the listing, trading, marketing or administration of the Products.

     LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES, OR ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, OR ANY DATA INCLUDED THEREIN OR RELATED THERETO. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE PRODUCTS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY ETF BASED THEREON, IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY ETF BASED THEREON. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY DAMAGES, CLAIMS, LOSSES (INCLUDING ANY INDIRECT OR CONSEQUENTIAL LOSSES), EXPENSES OR DELAYS, WHETHER DIRECT OR INDIRECT, FORESEEN OR UNFORESEEN, SUFFERED BY ANY PERSON ARISING OUT OF ANY CIRCUMSTANCE OR OCCURRENCE RELATING TO THE PERSON'S USE OF ANY INDEX, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY ETF BASED THEREON, OR ARISING OUT OF ANY ERRORS OR DELAYS IN CALCULATING OR DISSEMINATING SUCH INDEXES.

BARCLAYS CAPITAL INFLATION-LINKED BOND INDEX DISCLAIMER

     (C) Barclays Bank 2004. All rights reserved. The SPDR Barclays Capital TIPS ETF ("Fund") is not sponsored, endorsed, sold or promoted by Barclays Capital, the investment banking division of Barclays Bank PLC ("Barclays Capital"). Barclays Capital or one of its affiliated entities may act as an Authorized Participant for the Fund and/or as an initial purchaser of shares of the Fund. Barclays Capital does not make any representation regarding the advisability of investing in the Fund or the advisability of investing in securities generally. The Index is determined, composed and calculated by Barclays Capital without regard to the Licensee or the Fund. Barclays Capital has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Barclays Capital has no obligation or liability in connection with administration, marketing or trading of the Fund.

     BARCLAYS CAPITAL SHALL HAVE NO LIABILITY TO LICENSEE OR TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN

THE DELIVERY OF THE INDEX. BARCLAYS CAPITAL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS CAPITAL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS CAPITAL SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES, RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

     None of the information supplied by Barclays Capital and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital. Barclays Bank PLC is registered in England No. 1026167. Registered office: 1 Churchill Place London E14 5HP.

DEUTSCHE BANK INDEX

     The SPDR DB International Government Inflation-Protected Bond ETF (the "Product") is not sponsored, endorsed, sold or promoted by Deutsche Bank AG or any subsidiary or affiliate of Deutsche Bank AG. The DB Global Government ex-US Inflation-Linked Bond Capped Index (the "DB Index") is the exclusive property of Deutsche Bank AG. "Deutsche Bank" and "Deutsche Bank Securities Inc." are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by SSgA, a division of State Street, parent of the Adviser. Neither Deutsche Bank AG, any affiliate of Deutsche Bank AG nor any other party involved in, or related to, making or compiling the DB Index makes any representation or warranty, express or implied, concerning the DB Index, the Product or the advisability of investing in securities generally. Neither Deutsche Bank AG, any affiliate of Deutsche Bank AG nor any other party involved in, or related to, making or compiling the DB Index has any obligation to take the needs of SSgA, the sponsor of the Product, or its clients into consideration in determining, composing or calculating the DB Index. Neither Deutsche Bank AG, any affiliate of Deutsche Bank AG nor any other party involved in, or related to, making or compiling the DB Index is responsible for or has participated in the determination of the timing of, prices at, quantities or valuation of the Product. Neither Deutsche Bank AG, any affiliate of Deutsche Bank AG nor any other party involved in, or related to, making or compiling the DB Index has any obligation or liability in connection with the administration, marketing or trading of the Product.

     NEITHER DEUTSCHE BANK AG, ANY AFFILIATE OF DEUTSCHE BANK AG NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE DB INDEX WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE DB INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NOLIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NEITHER DEUTSCHE BANK AG, ANY AFFILIATE OF DEUTSCHE BANK AG NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE DB INDEX MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SSGA FROM THE USE OF THE DB INDEX OR ANY DATA INCLUDED THEREIN. NEITHER DEUTSCHE BANK AG, ANY AFFILIATE OF DEUTSCHE BANK AG NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE DB INDEX MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DB INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DEUTSCHE BANK AG, ANY AFFILIATE OF DEUTSCHE BANK AG OR ANY OTHER PARTY INVOLVED IN,OR RELATED TO, MAKING OR COMPILING THE DB INDEX HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL, CONSEQUENTIAL OR ANY OTHER DAMAGES OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OFANY AGREEMENTS OR ARRANGEMENTS BETWEEN DEUTSCHE BANK AG AND SSGA.

     No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any Deutsche Bank trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting Deutsche Bank to determine whether Deutsche Bank's permission is required. Under no circumstances may any person or entity claim any affiliation with Deutsche Bank without the written permission of Deutsche Bank. "Deutsche Bank" and "DB Global Government ex-US Inflation-Linked Bond Capped Index" are reprinted with permission. (C) Copyright 2008 Deutsche Bank AG. All rights reserved. "Deutsche Bank" and "Deutsche Bank Securities Inc." are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by SSgA. The Product is not sponsored, endorsed, sold or promoted by Deutsche Bank AG. Deutsche Bank AG, as Index Provider, makes no representation, express or implied, regarding the advisability of investing in this product. As the Index Provider, Deutsche Bank AG is licensing certain trademarks, the underlying Index and trade names which are composed by Deutsche Bank AG without regard to Index, this product or any investor.

SPDR TRADEMARK

     The "SPDR" trademark is used under license from The McGraw-Hill Companies, Inc. No financial product offered by the Trust, or its affiliates is sponsored, endorsed, sold or promoted by The McGraw-Hill Companies, Inc. ("McGraw-Hill"). McGraw-Hill makes no representation or warranty, express or implied, to the owners of any financial product or any member of the public regarding the advisability of investing in securities generally or in financial products particularly or the ability of the index on which financial products are based to track general stock market performance. McGraw-Hill is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of financial products. McGraw-Hill has no obligation or liability in connection with the administration, marketing or trading of financial products.

     WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MCGRAW-HILL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING, BUT NOT LIMITED TO, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per Share for each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees, including the management and distribution fees, if any, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Funds' Custodian and determined each business day, normally at the close of regular trading of the New York Stock Exchange ("NYSE") (ordinarily 4:00 p.m., New York time) ("Closing Time"). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

     The value of each Fund's portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the Closing Time (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

     Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark Index. This may result in a difference between the Fund's performance and the performance of the Fund's benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

                          BUYING AND SELLING THE FUNDS

     The Shares are listed for secondary trading on the Exchange. If you buy or sell Shares in the secondary market, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares will trade on the Exchange at prices that may differ to varying degrees from the daily net asset value of the Shares. Given, however, that Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained for very long.

     The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value ("IOPV") relating to the Funds. The IOPV calculations are estimates of the value of the Funds' net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities local market and may not reflect events that occur subsequent to the local market's close. Premiums and discounts between the IOPV and the market price may occur. The IOPV is the approximate value of Shares of a Fund. This should not be viewed as a "real-time" update of the net asset value per Share of the Funds, which is calculated only once a day. Neither the Funds, nor the Adviser or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

                    PURCHASE AND REDEMPTION OF CREATION UNITS

     The Funds issue Shares and redeem Shares only in Creation Units (200,000 Shares per Creation Unit) at net asset value next determined after receipt of an order on a continuous basis every day except weekends and the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Creation Unit size for each Fund may change. Authorized Participants (as defined below) will be notified of such change.

     The Funds do not impose any restrictions on the frequency of purchases and redemptions. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund's investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund Shares are issued and redeemed only in large quantities of Shares known as Creation Units available only from a Fund directly, and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund's shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to a Fund or its shareholders.

     Investors such as market-makers, large investors and institutions may wish to deal in Creation Units directly with the Funds. Set forth below is a brief description of the procedures applicable to creation and redemption of Creation Units. For more detailed information, see "Purchase and Redemption of Creation Units" in the SAI.

     Each Fund issues and redeems its Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a "Creation Unit," either principally in-kind for securities included in the relevant Index or in cash for the value of such securities. The principal consideration for creations and redemptions for each Fund is set forth in the table below:

FUND                                       CREATION*   REDEMPTION*
----                                       ---------   -----------
SPDR Barclays Capital 1-3 Month T-Bill
  ETF....................................   In-Kind      In-Kind
SPDR Barclays Capital TIPS ETF...........   In-Kind      In-Kind
SPDR Barclays Capital Intermediate Term
  Treasury ETF...........................   In-Kind      In-Kind
SPDR Barclays Capital Long Term Treasury
  ETF....................................   In-Kind      In-Kind
SPDR Barclays Capital Aggregate Bond
  ETF....................................   In-Kind**    In-Kind**
SPDR Barclays Capital Municipal Bond
  ETF....................................      Cash      In-Kind
SPDR Barclays Capital California
  Municipal Bond ETF.....................      Cash      In-Kind
SPDR Barclays Capital New York Municipal
  Bond ETF...............................      Cash      In-Kind
SPDR Barclays Capital Short Term
  Municipal Bond ETF.....................      Cash      In-Kind
SPDR DB International Government
  Inflation-Protected Bond ETF...........      Cash         Cash
SPDR Barclays Capital International
  Treasury Bond ETF......................      Cash         Cash
SPDR Barclays Capital High Yield Bond
  ETF....................................      Cash      In-Kind


--------

    *  May be revised at any time without notice.
    ** Cash is to be provided in lieu of TBA positions.

Creation.

     In order to create (i.e., purchase) Creation Units of a Fund, an investor must, as detailed in the table above, either generally (i) deposit a designated portfolio of fixed income securities constituting a substantial replication, or a representation, of the fixed income securities included in the Fund's Index (the "Deposit Securities") and also make a cash payment representing the Cash Component (defined below) plus a transaction fee; or (ii) provide the cash value of such Deposit Securities (the "Deposit Cash"), and also generally make a cash payment representing the Cash Component (defined below) plus a transaction fee. Information related to the applicable Deposit Securities or Deposit Cash, including the corresponding cash value and a list of names and number of shares of the Deposit Securities, is made available by the Custodian through the facilities of the National Securities Clearing Corporation ("NSCC") immediately prior to the opening of business on the Exchange. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities (and in the case of SPDR Barclays Capital Aggregate Bond ETF, the cash in lieu of TBA positions) or the Deposit Cash.

     At a Fund's discretion, an Authorized Participant may substitute cash for Deposit Securities or securities for Deposit Cash, including in cases where the purchaser of Shares is subject to a legal restriction with respect to a particular Deposit Security. Such substitutions may require the submission of a custom or other non-standard order and arrangements generally need to be made in advance with respect to these types of orders. A Fund may also vary the amounts and types of Deposit Securities or Deposit Cash required in any creation transaction in the applicable Fund's discretion. Each Fund intends to comply with the federal securities laws in accepting securities for deposits. This means that Deposit Securities will be sold in transactions that would be exempt from registration under the Securities Act. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. Deposit Securities and Deposit Cash may also be referred to herein as "Deposit Consideration."

     In addition to payment of Deposit Consideration and Cash Component, purchasers of Shares in Creation Units are responsible for payment of: (i) a transaction fee, in the amount set forth in the table under "Creation and Redemption Transaction Fees" later in this Prospectus, regardless of the number of Creation Units created in the transaction; and (ii) the costs of transferring any Deposit Securities to a Fund, including any transfer taxes.

     Orders to create must be placed in proper form by or through either (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC; or (ii) a participant of the Depository Trust Company (each, an "Authorized Participant"), that, in either case, has the ability to clear through the Federal Reserve System and has entered into an agreement with the Distributor and the Transfer Agent, subject to acceptance of the agreement by the Trust, with respect to creations and redemptions of Creation Units ("Participant Agreement"). The Participant Agreement sets forth the time(s) associated with order placement and other terms and conditions associated with placing an order. Due to the rebalancing of an Index or other reasons beyond the Trust's control, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day. Such notification will be made as far in advance as possible. The Distributor and/or Transfer Agent maintain a list of the names of Authorized Participants that have signed a Participant Agreement.

     A transaction fee, in the amount set forth in the table under "Creation and Redemption Transaction Fees" later in this Prospectus, is applicable to each creation transaction regardless of the number of Creation Units created in the transaction. The price of each Creation Unit will equal the aggregate daily net asset value per Share, plus the Cash Component, and the transaction fees described later in this Prospectus and, if applicable, any transfer taxes. Purchasers of Shares in Creation Units are responsible for payment of the costs of transferring any Deposit Securities to a Fund, if applicable.

     Shares may be issued in advance of receipt of Deposit Securities or Deposit Cash, as the case may be, subject to various conditions set forth in the Participant Agreement, including a requirement to maintain on deposit with the Trust cash at least equal to the specified percentage, as set forth in the Participant Agreement, of the market value of the missing Deposit Securities. See "Purchase and Redemption of Creation Units" in the SAI.

Redemption.

     The Custodian makes available immediately prior to the opening of business on the Exchange, through the facilities of the NSCC, the cash value of and the list of the names and the number of Shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units. Redemption proceeds generally consist of either (i) cash ("Redemption Cash") or
(ii) Fund Securities, plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed as next determined after receipt by the Transfer Agent of a redemption request in proper form, and the value of the Fund Securities when applicable, plus cash in lieu of TBA Transactions (the "Cash Redemption Amount"), less the applicable transaction fee and, if applicable, the costs of transferring any Fund Securities, including any transfer taxes. Should the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment to the applicable Fund equal to the differential will be required to be arranged for by or on behalf of the redeeming shareholder by the Authorized Participant, as the case may be. For more detail, see "Purchase and Redemption of Creation Units" in the SAI.

     An Authorized Participant may request that redemption proceeds consist of Redemption Cash instead of Fund Securities, and vice versa, including in cases where the Authorized Participant is subject to a legal restriction with respect to a particular Fund Security. Such substitutions are at the applicable Fund's discretion and may require the submission of a custom or other non-standard order and arrangements generally need to be made in advance with respect to these types of orders. A Fund may also vary the amounts/types of Fund Securities or Redemption Cash to be provided in any redemption transaction in the applicable Fund's discretion.

     Orders to redeem Creation Units of a Fund may only be effected by an Authorized Participant at the time(s) and in accordance with the other terms and conditions set forth in the Participant Agreement. Due to the rebalancing of an Index or other reasons beyond the Trust's control, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day. Such notification will be made as far in advance as possible.

     The Funds intend to comply with the federal securities laws in satisfying redemptions with Fund Securities. This means that the Fund Securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act. Further, an Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An investor subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash at the applicable Fund's discretion.

Creation and Redemption Transaction Fees:

                                              TRANSACTION
FUND                                              FEE*
----                                          -----------
SPDR Barclays Capital 1-3 Month T-Bill ETF..     $  250
SPDR Barclays Capital TIPS ETF..............     $  500
SPDR Barclays Capital Intermediate Term
  Treasury ETF..............................     $  500
SPDR Barclays Capital Long Term Treasury
  ETF.......................................     $  500
SPDR Barclays Capital Aggregate Bond ETF....     $  500
SPDR Barclays Capital Municipal Bond ETF....     $  250
SPDR Barclays Capital California Municipal
  Bond ETF..................................     $  250
SPDR Barclays Capital New York Municipal
  Bond ETF..................................     $  250
SPDR Barclays Capital Short Term Municipal
  Bond ETF..................................     $  250
SPDR DB International Government Inflation-
  Protected Bond ETF........................     $1,500
SPDR Barclays Capital International Treasury
  Bond ETF..................................     $1,500
SPDR Barclays Capital High Yield Bond ETF...     $  500


--------

    * From time to time, any Fund may waive all or a portion of its applicable transaction fee(s). An additional charge of up to three (3) times the standard transaction fee may be charged to the extent that cash is used in lieu of securities to purchase Creation Units and to the extent redemptions are for cash.

                                  DISTRIBUTIONS

     Dividends and Capital Gains. As a Fund shareholder, you are entitled to your share of a Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."

     Each Fund typically earns interest from debt securities and securities lending income. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

     Income dividend distributions, if any, are generally distributed to shareholders monthly, but may vary significantly from month to month. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code.

     Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Dividends which are reinvested will nevertheless be taxable to the same extent as if such dividends had not been reinvested.

                               PORTFOLIO HOLDINGS

     A description of the Trust's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the SAI.

                                   TAX MATTERS

     As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

     Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

     - Each Fund makes distributions;

     - You sell Shares listed on the Exchange; and

     - You create or redeem Creation Units.

     Taxes on Distributions (All Funds, except the Municipal Bond
ETFs). Distributions from a Fund's net investment income (other than qualified dividend income and net tax-exempt income), including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. In general, your distributions (other than tax exempt-interest dividends) are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income.

     Taxes on Distributions (Municipal Bond ETFs). Dividends paid by a Municipal Bond ETF that are properly designated as exempt-interest dividends will not be subject to regular federal income tax. Each Fund intends to invest its assets in a manner such that dividend distributions to its shareholders will generally be exempt from U.S. federal income taxes. Dividends paid by a Fund will be exempt from federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund's tax-exempt interest income as long as 50% or more of the value of the Fund's assets at the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for federal income tax purposes and as long as the Fund properly designates such dividends as exempt-interest dividends. Depending on a shareholder's state of residence, exempt interest dividends from interest earned on municipal securities of a state, or its political subdivisions may be exempt in the hands of such shareholder from income tax in that state. However, income from municipal securities of states other than the shareholder's state of residence generally will not qualify for tax-free treatment for such shareholder.

     All Funds. Distributions from a Fund's net investment income (other than qualified dividend income and net tax-exempt income), including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. In general, your distributions (other than tax exempt-interest dividends) are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and subject to certain limitations. Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gain regardless of how long you have owned your Shares. Long-term capital gains are currently taxed at a maximum of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     The extent to which a Fund redeems Creation Units in cash may result in more capital gains being recognized by the Fund as compared to exchange traded funds that redeem Creation Units in-kind.

     If you lend your Fund Shares pursuant to securities lending arrangements you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as tax-exempt income or as qualified dividends. Consult your financial intermediary or tax advisor.

     Exempt-interest dividends from a Fund are taken into account in determining the taxable portion of any Social Security or railroad retirement benefits that you receive.

     Distributions paid in January, but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year. The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year.

     Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

     Original Issue Discount. Investments by a Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess face value of the securities over their issue price (the "original issue discount" or "OID") each year that the securities are held, even though the Fund receives no cash interest payments. In other circumstances, whether pursuant to the terms of a security or as a result of other factors outside the control of the Fund, the Fund may recognize income without receiving a commensurate amount of cash. Such income is included in determining the amount of income that the Fund must distribute to maintain its status as a RIC and to avoid the payment of federal income tax, including the nondeductible 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

     Special rules apply if a Fund holds inflation-indexed bonds. Generally, all stated interest on such bonds is recorded as income by a Fund under its regular method of accounting for interest income. The amount of positive inflation adjustment, which results in an increase in the inflation-adjusted principal amount of the bond, is treated as OID. The OID is included in a Fund's gross income ratably during the period ending with the maturity of the bond, under the general OID inclusion rules. The amount of a Fund's OID in a taxable year with respect to a bond will increase the Fund's taxable income for such year without a corresponding receipt of cash, until the bond matures. As a result, the Fund may need to use other sources of cash to satisfy its distributions for such year. The amount of negative inflation adjustments, which results in a decrease in the inflation-adjusted principal amount of the bond, reduces the amount of interest (including stated interest, OID, and market discount, if any) otherwise includible in the Fund's income with respect to the bond for the taxable year.

     Market Discount. Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

     Derivatives and Other Complex Securities. The Funds may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

     Foreign Income Taxes. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known. If more than 50% of the total assets of a Fund at the close of its taxable year consist of foreign stocks or securities, the Fund may "pass through" to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

     Non-U.S. Investors. If you are not a citizen or permanent resident of the United States, each Fund's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. A Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Funds may also, under certain circumstances, designate all or a portion of a dividend as a "short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2010.

     Taxes on Exchange-Listed Share Sales. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.

     Taxes on Creations and Redemptions of Creation Units. A person who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

     Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

     If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

     Backup Withholding. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

     The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Funds under all applicable tax laws.

                               GENERAL INFORMATION

     The Trust was organized as a Massachusetts business trust on June 12, 1998. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust's form of organization.

     For purposes of the 1940 Act, Shares of the Trust are issued by the respective Funds and the acquisition of Shares by investment companies is subject to the restrictions of section 12(d)(1) of the 1940 Act. The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

     From time to time, a Fund may advertise yield and total return figures. Yield is a historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Fund.

     Morgan, Lewis & Bockius LLP serves as counsel to the Trust, including the Funds. Ernst & Young LLP serves as the independent registered public accounting firm and will audit the Funds' financial statements annually.

                              FINANCIAL HIGHLIGHTS

     The financial highlights on the following pages are intended to help you understand each Fund's financial performance for the period since each Fund's inception. Certain information reflects the performance results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Trust's independent registered public accounting firm, whose report, along with each Fund's financial highlights and financial statements, is included in the 2008 Annual Report to shareholders of each of the Funds, which is available upon request.

                                       SPDR BARCLAYS CAPITAL
                                             1-3 MONTH               SPDR BARCLAYS CAPITAL
                                             T-BILL ETF                     TIPS ETF
                                    ---------------------------   ---------------------------
                                      FOR THE    FOR THE PERIOD     FOR THE    FOR THE PERIOD
                                    YEAR ENDED     5/25/2007*-    YEAR ENDED     5/25/2007*-
                                     6/30/2008      6/30/2007      6/30/2008      6/30/2007
                                    ----------   --------------   ----------   --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................   $  45.96        $ 45.74        $ 47.88        $ 48.01
                                     --------        -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)......       1.32           0.20           2.86           0.41
Net realized and unrealized gain
  (loss)(1).......................       0.03           0.02           4.24          (0.57)
                                     --------        -------        -------        -------
Total from investment operations..       1.35           0.22           7.10          (0.16)
                                     --------        -------        -------        -------
Net equalization credits and
  charges(5)......................       0.09             --          (0.12)          0.03
                                     --------        -------        -------        -------
Other capital(5)..................         --             --             --             --
                                     --------        -------        -------        -------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income.............      (1.52)            --          (2.86)            --
Net realized gains................         --             --             --             --
                                     --------        -------        -------        -------
Total distributions...............      (1.52)            --          (2.86)            --
                                     --------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD....   $  45.88        $ 45.96        $ 52.00        $ 47.88
                                     ========        =======        =======        =======
TOTAL RETURN(2)...................       3.18%          0.48%         14.96%         (0.27)%
Net assets, end of period (in
  000's)..........................   $284,435        $36,766        $93,602        $57,457
Ratio of expenses to average net
  assets..........................       0.14%          0.14%(3)       0.19%          0.19%(3)
Ratio of expenses to average net
  assets before waivers...........         --             --             --             --
Ratio of net investment income
  (loss) to average net assets....       2.72%          4.49%(3)       6.49%         10.23%(3)
Portfolio turnover rate(4)........        583%             2%            16%             0%


--------

     * Commencement of operations

   (1) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

   (2) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

   (3) Annualized

   (4) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

   (5) Per share numbers have been calculated using the average shares method.

                                       SPDR BARCLAYS CAPITAL         SPDR BARCLAYS CAPITAL
                                         INTERMEDIATE TERM                 LONG TERM
                                            TREASURY ETF                  TREASURY ETF
                                    ---------------------------   ---------------------------
                                      FOR THE    FOR THE PERIOD     FOR THE    FOR THE PERIOD
                                    YEAR ENDED     5/23/2007*-    YEAR ENDED     5/23/2007*-
                                     6/30/2008      6/30/2007      6/30/2008      6/30/2007
                                    ----------   --------------   ----------   --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................    $ 52.56        $ 52.57        $ 49.67        $50.12
                                      -------        -------        -------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)......       2.06           0.22           2.47          0.22
Net realized and unrealized gain
  (loss)(1).......................       2.81          (0.23)          3.72         (0.67)
                                      -------        -------        -------        ------
Total from investment operations..       4.87          (0.01)          6.19         (0.45)
                                      -------        -------        -------        ------
Net equalization credits and
  charges(5)......................       0.17             --          (0.01)           --
                                      -------        -------        -------        ------
Other capital(5)..................         --             --             --            --
                                      -------        -------        -------        ------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net investment income.............      (2.24)            --          (2.45)           --
Net realized gains................      (0.04)            --          (0.01)           --
                                      -------        -------        -------        ------
Total distributions...............      (2.28)            --          (2.46)           --
                                      -------        -------        -------        ------
NET ASSET VALUE, END OF PERIOD....    $ 55.32        $ 52.56        $ 53.39        $49.67
                                      =======        =======        =======        ======
TOTAL RETURN(2)...................       9.73%         (0.02)%        12.62%        (0.90)%
Net assets, end of period (in
  000's)..........................    $44,261        $10,513        $10,678        $9,934
Ratio of expenses to average net
  assets..........................       0.14%          0.14%(3)       0.14%         0.14%(3)
Ratio of expenses to average net
  assets before waivers...........         --             --             --            --
Ratio of net investment income
  (loss) to average net assets....       3.51%          4.13%(3)       4.58%         4.29%(3)
Portfolio turnover rate(4)........         36%             7%            11%            4%


--------

     * Commencement of operations

   (1) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

   (2) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

   (3) Annualized

   (4) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

   (5) Per share numbers have been calculated using the average shares method.

                                                       SPDR BARCLAYS      SPDR BARCLAYS        SPDR BARCLAYS
                           SPDR BARCLAYS CAPITAL          CAPITAL            CAPITAL              CAPITAL
                                 AGGREGATE               MUNICIPAL         CALIFORNIA            NEW YORK
                                  BOND ETF               BOND ETF      MUNICIPAL BOND ETF   MUNICIPAL BOND ETF
                        ---------------------------   --------------   ------------------   ------------------
                          FOR THE    FOR THE PERIOD   FOR THE PERIOD     FOR THE PERIOD       FOR THE PERIOD
                        YEAR ENDED     5/23/2007*-      9/11/2007*-       10/10/2007*-         10/11/2007*-
                         6/30/2008      6/30/2007        6/30/2008          6/30/2008            6/30/2008
                        ----------   --------------   --------------   ------------------   ------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD..............   $  52.09        $ 52.36         $  22.16            $ 22.18              $ 21.96
                         --------        -------         --------            -------              -------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)..............       2.44           0.24             0.64               0.62                 0.63
Net realized and
  unrealized gain
  (loss)(1)...........       0.91          (0.51)           (0.53)             (0.52)               (0.39)
                         --------        -------         --------            -------              -------
Total from investment
  operations..........       3.35          (0.27)            0.11               0.10                 0.24
                         --------        -------         --------            -------              -------
Net equalization
  credits and
  charges(6)..........       0.31             --             0.05               0.02                   --
                         --------        -------         --------            -------              -------
Other capital(6)......         --             --             0.00(5)            0.00(5)                --
                         --------        -------         --------            -------              -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment
  income..............      (2.62)            --            (0.59)             (0.56)               (0.56)
Net realized gains....         --             --               --                 --                   --
                         --------        -------         --------            -------              -------
Total distributions...      (2.62)            --            (0.59)             (0.56)               (0.56)
                         --------        -------         --------            -------              -------
NET ASSET VALUE, END
  OF PERIOD...........   $  53.13        $ 52.09         $  21.73            $ 21.74              $ 21.64
                         ========        =======         ========            =======              =======
TOTAL RETURN(2).......       7.13%         (0.52)%           0.73%              0.54%                1.08%
Net assets, end of
  period (in 000's)...   $116,880        $10,419         $256,404            $17,392              $12,986
Ratio of expenses to
  average net assets..       0.13%          0.13%(3)         0.20%(3)           0.20%(3)             0.20%(3)
Ratio of expenses to
  average net assets
  before waivers......       0.19%          0.19%(3)         0.30%(3)             --                   --
Ratio of net
  investment income
  (loss) to average
  net assets..........       4.13%          4.42%(3)         3.79%(3)           4.04%(3)             4.02%(3)
Portfolio turnover
  rate(4).............        151%            17%               0%                17%                  32%


--------

     * Commencement of operations

   (1) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

   (2) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

   (3) Annualized

   (4) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

   (5) Amount is less than $0.005 per share.

   (6) Per share numbers have been calculated using the average shares method.

                          SPDR BARCLAYS                                      SPDR BARCLAYS      SPDR BARCLAYS
                             CAPITAL                   SPDR DB                  CAPITAL            CAPITAL
                           SHORT TERM         INTERNATIONAL GOVERNMENT       INTERNATIONAL       HIGH YIELD
                       MUNICIPAL BOND ETF   INFLATION-PROTECTED BOND ETF   TREASURY BOND ETF      BOND ETF
                       ------------------   ----------------------------   -----------------   --------------
                         FOR THE PERIOD            FOR THE PERIOD            FOR THE PERIOD    FOR THE PERIOD
                          10/10/2007*-               3/13/2008*-              10/2/2007*-       11/28/2007*-
                            6/30/2008                 6/30/2008                6/30/2008          6/30/2008
                       ------------------   ----------------------------   -----------------   --------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD.............       $  22.53                  $  61.85                  $  51.55          $  47.29
                            --------                  --------                  --------          --------
INCOME FROM
  INVESTMENT
  OPERATIONS:
Net investment income
  (loss).............           0.45                      0.73                      0.97              2.19
Net realized and
  unrealized gain
  (loss)(1)..........           0.19                     (1.35)                     3.49             (4.04)
                            --------                  --------                  --------          --------
Total from investment
  operations.........           0.64                     (0.62)                     4.46             (1.85)
                            --------                  --------                  --------          --------
Net equalization
  credits and
  charges(5).........           0.06                      0.10                      0.11              0.39
                            --------                  --------                  --------          --------
Other capital(5).....           0.01                      0.05                      0.03              0.01
                            --------                  --------                  --------          --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment
  income.............          (0.42)                    (0.67)                    (1.01)            (2.02)
Net realized gains...             --                        --                        --                --
                            --------                  --------                  --------          --------
Total distributions..          (0.42)                    (0.67)                    (1.01)            (2.02)
                            --------                  --------                  --------          --------
NET ASSET VALUE, END
  OF PERIOD..........       $  22.82                  $  60.71                  $  55.14          $  43.82
                            ========                  ========                  ========          ========
TOTAL RETURN(2)......           3.16%                    (0.73)%                    8.95%            (3.10)%
Net assets, end of
  period (in 000's)..       $123,225                  $206,414                  $760,990          $394,346
Ratio of expenses to
  average net
  assets.............           0.20%(3)                  0.50%(3)                  0.50%(3)          0.40%(3)
Ratio of expenses to
  average net assets
  before waivers.....             --                        --                        --                --
Ratio of net
  investment income
  (loss) to average
  net assets.........           2.66%(3)                  6.89%(3)                  3.03%(3)          9.43%(3)
Portfolio turnover
  rate(4)............              2%                        2%                       54%               19%


--------

     * Commencement of operations

   (1) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

   (2) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

   (3) Annualized

   (4) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions.

   (5) Per share numbers have been calculated using the average shares method.

                   ADDITIONAL INFORMATION CONCERNING THE FUNDS

     The following charts are provided to show the frequency at which the daily market price on the Exchange was at a discount or premium to such Fund's daily net asset value ("NAV") since each Fund's commencement of trading through September 30, 2008. The market price of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time that the Fund's NAV is calculated (referred to as the "Bid/Offer Midpoint"). Each Fund's Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of each Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand.

SPDR BARCLAYS CAPITAL 1-3 MONTH T-BILL ETF

                             FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                        BID/OFFER MIDPOINT VS. NAV
                          -----------------------------------------------------
                           BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                     NAV                         NAV
                          -------------------------   -------------------------
                           50-99   100-199    >200     50-99   100-199    >200
                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                          POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                          ------   -------   ------   ------   -------   ------
5/30/07
  (Commencement of
     Trading) Through
     9/30/08............     2        0         0        0        0         0


SPDR BARCLAYS CAPITAL TIPS ETF

                             FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                        BID/OFFER MIDPOINT VS. NAV
                          -----------------------------------------------------
                           BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                     NAV                         NAV
                          -------------------------   -------------------------
                           50-99   100-199    >200     50-99   100-199    >200
                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                          POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                          ------   -------   ------   ------   -------   ------
5/30/07
  (Commencement of
     Trading) Through
     9/30/08............    34        4         0        1        0         0

SPDR BARCLAYS CAPITAL INTERMEDIATE TERM TREASURY ETF

                             FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                        BID/OFFER MIDPOINT VS. NAV
                          -----------------------------------------------------
                           BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                     NAV                         NAV
                          -------------------------   -------------------------
                           50-99   100-199    >200     50-99   100-199    >200
                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                          POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                          ------   -------   ------   ------   -------   ------
5/30/07
  (Commencement of
     Trading) Through
     9/30/08............    15        0         0        4        0         1


SPDR BARCLAYS CAPITAL LONG TERM TREASURY ETF

                             FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                        BID/OFFER MIDPOINT VS. NAV
                          -----------------------------------------------------
                           BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                     NAV                         NAV
                          -------------------------   -------------------------
                           50-99   100-199    >200     50-99   100-199    >200
                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                          POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                          ------   -------   ------   ------   -------   ------
5/30/07
  (Commencement of
     Trading) Through
     9/30/08............     7        0         0        3        0         0


SPDR BARCLAYS CAPITAL AGGREGATE BOND ETF

                             FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                        BID/OFFER MIDPOINT VS. NAV
                          -----------------------------------------------------
                           BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                     NAV                         NAV
                          -------------------------   -------------------------
                           50-99   100-199    >200     50-99   100-199    >200
                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                          POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                          ------   -------   ------   ------   -------   ------
5/30/07
  (Commencement of
     Trading) Through
     9/30/08............    58        1         0        2        1         0


SPDR BARCLAYS CAPITAL MUNICIPAL BOND ETF

                             FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                        BID/OFFER MIDPOINT VS. NAV
                          -----------------------------------------------------
                           BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                     NAV                         NAV
                          -------------------------   -------------------------
                           50-99   100-199    >200     50-99   100-199    >200
                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                          POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                          ------   -------   ------   ------   -------   ------
9/13/07
  (Commencement of
     Trading) Through
     9/30/08............    45        2         1       16        3         2

SPDR BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF

                             FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                        BID/OFFER MIDPOINT VS. NAV
                          -----------------------------------------------------
                           BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                     NAV                         NAV
                          -------------------------   -------------------------
                           50-99   100-199    >200     50-99   100-199    >200
                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                          POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                          ------   -------   ------   ------   -------   ------
10/15/07
  (Commencement of
     Trading) Through
     9/30/08............    39        23       12       23        8         0


SPDR BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF

                             FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                        BID/OFFER MIDPOINT VS. NAV
                          -----------------------------------------------------
                           BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                     NAV                         NAV
                          -------------------------   -------------------------
                           50-99   100-199    >200     50-99   100-199    >200
                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                          POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                          ------   -------   ------   ------   -------   ------
10/15/07
  (Commencement of
     Trading) Through
     9/30/08............    51        33        8       19        13        5


SPDR BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF

                             FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                        BID/OFFER MIDPOINT VS. NAV
                          -----------------------------------------------------
                           BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                     NAV                         NAV
                          -------------------------   -------------------------
                           50-99   100-199    >200     50-99   100-199    >200
                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                          POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                          ------   -------   ------   ------   -------   ------
10/15/07
  (Commencement of
     Trading) Through
     9/30/08............    17        2         1        0        2         1


SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF

                             FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                        BID/OFFER MIDPOINT VS. NAV
                          -----------------------------------------------------
                           BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                     NAV                         NAV
                          -------------------------   -------------------------
                           50-99   100-199    >200     50-99   100-199    >200
                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                          POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                          ------   -------   ------   ------   -------   ------
3/19/08
  (Commencement of
     Trading) Through
     9/30/08............    46        30        3        2        6         4

SPDR BARCLAYS CAPITAL INTERNATIONAL TREASURY BOND ETF

                             FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                        BID/OFFER MIDPOINT VS. NAV
                          -----------------------------------------------------
                           BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                     NAV                         NAV
                          -------------------------   -------------------------
                           50-99   100-199    >200     50-99   100-199    >200
                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                          POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                          ------   -------   ------   ------   -------   ------
10/5/07
  (Commencement of
     Trading) Through
     9/30/08............    44        6         0        7        1         2


SPDR BARCLAYS CAPITAL HIGH YIELD BOND ETF

                             FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                        BID/OFFER MIDPOINT VS. NAV
                          -----------------------------------------------------
                           BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                     NAV                         NAV
                          -------------------------   -------------------------
                           50-99   100-199    >200     50-99   100-199    >200
                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                          POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                          ------   -------   ------   ------   -------   ------
12/4/07
  (Commencement of
     Trading) Through
     9/30/08............    51        44       15        6        1         3

                       WHERE TO LEARN MORE ABOUT THE FUNDS

     This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Funds' Shares. A SAI and the annual and semi-annual reports to shareholders, each of which have been or will be filed with the SEC, provide more information about the Funds. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the Fund's last fiscal year, as applicable. The SAI and the financial statements included in the Trust's annual report to shareholders are incorporated herein by reference (i.e., they are legally part of this Prospectus). These materials may be obtained without charge, upon request, by writing to the Distributor, State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, by visiting the Funds' website at www.SPDRETFs.com or by calling the following number:

                      INVESTOR INFORMATION: 1-866-787-2257

     The Registration Statement, including this Prospectus, the SAI, and the exhibits as well as any shareholder reports may be reviewed and copied at the SEC's Public Reference Room (100 F Street NE, Washington D.C. 20549) or on the EDGAR Database on the SEC's website (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

     Shareholder inquiries may be directed to the Funds in writing to State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111 or by calling the Investor Information number listed above.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF EACH FUND'S SHARES, AND, IF GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE FUNDS. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE OF SHARES SHALL UNDER ANY CIRCUMSTANCE IMPLY THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY DATE AFTER THE DATE OF THIS PROSPECTUS.

     DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

SPDRTRMBPROS             The Trust's Investment Company Act Number is 811-08839.

                                  SPDR(R) SERIES TRUST

                       SUPPLEMENT DATED DECEMBER 19, 2008
               TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                             DATED OCTOBER 31, 2008.

Due to Barclays Capital's acquisition of Lehman Brothers, the Lehman Brothers indexes have been rebranded as Barclays Capital indexes. All references in the SAI to Lehman and Lehman Brothers are hereby replaced with Barclays Capital.

All references in the SAI to the prior names are hereby revised to reflect the new names:

FUND NAMES

                  PRIOR FUND NAME                                                      NEW FUND NAME
------------------------------------------------------       --------------------------------------------------------
SPDR(R) Lehman 1-3 Month T-Bill ETF                          SPDR(R) Barclays Capital 1-3 Month T-Bill ETF
SPDR(R) Lehman Intermediate Term Treasury ETF                SPDR(R) Barclays Capital Intermediate Term Treasury ETF
SPDR(R) Lehman Long Term Treasury ETF                        SPDR(R) Barclays Capital Long Term Treasury ETF
SPDR(R) Lehman Aggregate Bond ETF                            SPDR(R) Barclays Capital Aggregate Bond ETF
SPDR(R) Lehman Municipal Bond ETF                            SPDR(R) Barclays Capital Municipal Bond ETF
SPDR(R) Lehman California Municipal Bond ETF                 SPDR(R) Barclays Capital California Municipal Bond ETF
SPDR(R) Lehman New York Municipal Bond ETF                   SPDR(R) Barclays Capital New York Municipal Bond ETF
SPDR(R) Lehman Short Term Municipal Bond ETF                 SPDR(R) Barclays Capital Short Term Municipal Bond ETF
SPDR(R) Lehman International Treasury Bond ETF               SPDR(R) Barclays Capital International Treasury Bond ETF
SPDR(R) Lehman High Yield Bond ETF                           SPDR(R) Barclays Capital High Yield Bond ETF

INDEX NAMES

                  PRIOR INDEX NAME                                                       NEW INDEX NAME
--------------------------------------------------------     ---------------------------------------------------------
Lehman Brothers 1-3 Month U.S. Treasury Bill Index           Barclays Capital 1-3 Month U.S. Treasury Bill Index
Lehman Brothers Intermediate U.S. Treasury Index             Barclays Capital Intermediate U.S. Treasury Index
Lehman Brothers Long U.S. Treasury Index                     Barclays Capital  Long U.S. Treasury Index
Lehman Brothers U.S. Aggregate Index                         Barclays Capital U.S. Aggregate Index
Lehman Brothers Municipal Managed Money Index                Barclays Capital Municipal Managed Money Index
Lehman Brothers Managed Money Municipal California Index     Barclays Capital Managed Money Municipal California Index
Lehman Brothers Managed Money Municipal New York Index       Barclays Capital Managed Money Municipal New York Index
Lehman Brothers Managed Money Municipal Short Term Index     Barclays Capital Managed Money Municipal Short Term Index
Lehman Brothers Global Treasury Ex-US Capped Index           Barclays Capital Global Treasury Ex-US Capped Index
Lehman Brothers High Yield Very Liquid Index                 Barclays Capital High Yield Very Liquid Index

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE